                                                                    OMB APPROVAL
                                                           OMB Number: 3235-0307
                                                               Expires: 03/31/04
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                                                             hours per response:
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         (No. 33-63212)                                                                          [X]

         Pre- Effective Amendment No.                                                            [ ]
                                      ----

         Post-Effective Amendment No.  34                                                        [X]
                                      ------

                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940  (No. 811-7736)                                                                 [X]

         Amendment No.  36                                                                       [X]
                       ----

                        (Check appropriate box or boxes.)
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-4928
-------------------------------------------------------------------------------
Address of Principal Executive Offices           (Zip Code)

Registrant's Telephone No., including Area Code:  303-333-3863
-------------------------------------------------------------------------------

Thomas A. Early - 100 Fillmore Street, Denver, Colorado 80206-4928
-------------------------------------------------------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Offering: August 11, 2003

It is proposed that this filing will become effective (check appropriate box):
         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
         [ ] on (date) pursuant to paragraph (b) of Rule 485
         [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment to Janus Aspen Series' Registration Statement comprises the following papers and contents:

         o        The Facing Sheet

         o        Part A

                  o Prospectus Supplement for Mid Cap Value Portfolio, Risk-Managed Large Cap Growth Portfolio, and Risk-Managed Large Cap Core Portfolio

                  o Janus Aspen Series Institutional Shares Prospectus dated May 1, 2003

                  o        Janus Aspen Series Service Shares Prospectus dated
                           May 1, 2003

         o        Part B

                  o Janus Aspen Series Institutional Shares Statement of Information and Janus Aspen Series Service Shares Statement of Information are incorporated by reference to Post-Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940 filed on April 30, 2003 (File No. 33-63212)

         o        Part C

         o        Signatures

Janus Aspen Series Service II Shares Prospectus and Statement of Additional Information, dated May 1, 2003, are not impacted by and therefore are not included in this Post-Effective Amendment No. 34.

                               Janus Aspen Series
                            Mid Cap Value Portfolio
                    Risk-Managed Large Cap Growth Portfolio
                     Risk-Managed Large Cap Core Portfolio

                    Supplement dated August 11, 2003 to the
                        currently effective prospectuses

The "Management of the Portfolios" section of the Prospectus is supplemented as follows:

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY PERKINS

The following chart shows the historical performance of the Perkins Mid Cap Value Equity Composite. The accounts in the Composite have investment objectives, policies and strategies that are substantially similar to those of Mid Cap Value Portfolio of Janus Aspen Series. The Russell MidCap Value Index is the benchmark for the Portfolio and the Composite. In addition, the S&P MidCap 400 Index is a secondary benchmark for the Composite. As of March 31, 2003, the Perkins Mid Cap Value Equity Composite consisted of 13 advisory accounts, including 6 mutual fund portfolios. The Janus mutual funds for which Perkins acts as subadviser are included in the Perkins Mid Cap Value Equity Composite. All accounts that have investment objectives, policies and strategies that are substantially similar to the Portfolio's are included in this Composite. The performance shows the historical track record of Perkins and should not be relied upon as an indication of the future performance of the Portfolio. Total returns represent the performance of the Composite and not the Portfolio.

             AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 3/31/03
                          (TO BE UPDATED BY AMENDMENT)

                                                                                        Since
                                                              1 Year     3 Years     Inception(1)
Perkins Mid Cap Value Equity Composite(2)                     (20.04)%     5.82%        15.73%
Russell MidCap Value Index(3)                                 (19.66)%     1.53%         4.12%
S&P MidCap 400 Index(4)                                       (23.45)%    (5.39)%        7.82%

(1) The inception date of the Composite was October 1, 1998. Total returns and expenses are not annualized for the first year of operations.

(2) The performance shown is after advisory fees and transaction costs charged to the accounts in the Composite have been deducted. Mid Cap Value Portfolio's fees and expenses are generally expected to be higher than those reflected in the Composite, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composite were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which if imposed, could have adversely affected the Composite's performance. Except for the mutual fund accounts, the fees and expenses of the Composite do not include custody fees or other expenses normally paid by mutual funds, including Mid Cap Value Portfolio. If these fees and expenses were included, returns would be lower.

(3) The Russell MidCap Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

(4) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

PERFORMANCE OF COMPARABLE ACCOUNTS MANAGED BY INTECH

The following chart shows the historical performance of the INTECH Broad Large Cap Growth Composite and the INTECH Large Cap Growth Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Risk-Managed Large Cap Growth Portfolio of Janus Aspen Series. The benchmark index of the INTECH Broad Large Cap Growth Composite and the Portfolio is the Russell 1000 Growth Index, while the benchmark of the INTECH Large Cap Growth Composite is the S&P 500/Barra Growth Index. The returns for the INTECH Large Cap Growth Composite are shown to illustrate INTECH's investment style and demonstrate INTECH's ability to achieve its primary objective of outperforming the applicable benchmark index with respect to the accounts included in the Composites. While there has been a high correlation between the two indices, the Portfolio's performance is expected to more closely track the performance of the Russell 1000 Growth Index.

As of March 31, 2003, the INTECH Broad Large Cap Growth Composite consisted of 14 advisory accounts, including 2 mutual fund portfolios. The Janus mutual funds for which INTECH acts as subadviser are included in the INTECH Broad Large Cap Growth Composite. As of March 31, 2003, the INTECH Large Cap Growth Composite consisted of 47 advisory accounts. All accounts that have investment objectives, policies and strategies that are substantially similar to the Portfolio's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Portfolio. Total returns represent the performance of the Composites and not the Portfolio.

             AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 3/31/03
                          (TO BE UPDATED BY AMENDMENT)

                                                                                       Since       Inception
                                                              1 Year     5 Years     Inception      Date(1)
INTECH Broad Large Cap Growth Composite(2)                    (23.85)%      N/A       (19.58)%     10/31/2000
Russell 1000 Growth Index(3)                                  (26.77)%      N/A       (26.91)%     10/31/2000
INTECH Large Cap Growth Composite(2)                          (16.19)%     4.87%       15.06%      06/30/1993
S&P 500/Barra Growth Index(4)                                 (23.61)%    (4.17)%       9.22%      06/30/1993

(1) Total returns and expenses are not annualized for the first year of operations.

(2) The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Risk-Managed Large Cap Growth Portfolio's fees and expenses are generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Risk-Managed Large Cap Growth Portfolio. If these fees and expenses were included, returns would be lower.

(3) The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

(4) The S&P 500/Barra Growth Index is designed to differentiate between fast growing companies and slower growing or undervalued companies and includes those stocks in the S&P 500 Index that have higher price/book ratios. The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

The following chart shows the historical performance of the INTECH High Alpha Core Composite and the INTECH Large Cap Core Composite. The accounts in the Composites have investment objectives, policies and strategies that are substantially similar to those of Risk-Managed Large Cap Core Portfolio of Janus Aspen Series. The S&P 500 Index is the benchmark for the Portfolio and the Composites. The INTECH High Alpha Core Composite and the Portfolio have more aggressive investment parameters than the INTECH Large Cap Core Composite. Accordingly, their performance is expected to be more volatile relative to the benchmark index.

As of March 31, 2003, the INTECH High Alpha Core Composite consisted of 4 advisory accounts, including 3 mutual fund portfolios. The Janus mutual funds for which INTECH acts as subadviser are included in the INTECH High Alpha Core Composite. As of March 31, 2003, the INTECH Large Cap Core Composite consisted of 18 advisory accounts. All accounts that have investment objectives, policies and strategies that are substantially similar to the Portfolio's are included in these Composites. The performance shows the historical track record of INTECH and should not be relied upon as an indication of the future performance of the Portfolio. Total returns represent the performance of the Composites and not the Portfolio.

             AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 3/31/03
                          (TO BE UPDATED BY AMENDMENT)

                                                                                         Since       Inception
                                                   1 Year     5 Years     10 Years     Inception      Date(1)
INTECH High Alpha Core Composite(2)                (21.70)%      N/A         N/A        (14.65)%     07/31/2001
S&P 500 Index(3)                                   (24.76)%      N/A         N/A        (17.92)%     07/31/2001
INTECH Large Cap Core Composite(2)                 (22.54)%    (0.74)%      9.58%        10.45%      06/30/1987
S&P 500 Index(3)                                   (24.76)%    (3.77)%      8.53%         9.34%      06/30/1987

(1) Total returns and expenses are not annualized for the first year of operations.

(2) The performance shown is after advisory fees and transaction costs charged to the accounts in each Composite have been deducted. Risk-Managed Large Cap Core Portfolio's fees and expenses are generally expected to be higher than those reflected in the Composites, which would reduce performance. Except for the mutual fund accounts, the accounts in the Composites were not subject to the investment limitations, diversification requirements or other restrictions of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the Composites' performance. Except for the mutual fund accounts, the fees and expenses of the Composites do not include custody fees or other expenses normally paid by mutual funds, including Risk-Managed Large Cap Core Portfolio. If these fees and expenses were included, returns would be lower.

(3) The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

                                         May 1, 2003

                                          GROWTH
                                          Capital Appreciation Portfolio
                                          Growth Portfolio
                                          Growth and Income Portfolio
                                          Mid Cap Growth Portfolio
                                          (Formerly, Aggressive Growth
                                           Portfolio)
                                          INTERNATIONAL/GLOBAL
                                          Global Life Sciences Portfolio
                                          Global Technology Portfolio
                                          International Growth Portfolio
                                          Worldwide Growth Portfolio
                                          CORE
                                          Balanced Portfolio
                                          Core Equity Portfolio
                                          VALUE
                                          Mid Cap Value Portfolio
                                          INCOME
                                          Flexible Income Portfolio
                                          Money Market Portfolio

                               JANUS ASPEN SERIES

                              INSTITUTIONAL SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                This prospectus describes thirteen series (the "Portfolios") with a variety of investment objectives, including growth of capital, current income and a combination of growth and income. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio. Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins"). Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Institutional Shares (the "Shares") are sold under the name of "Janus Aspen Series" and are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Equity Portfolios........................................    2
                   Flexible Income Portfolio................................   16
                   Money Market Portfolio...................................   18
                   Fees and expenses........................................   20

                INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Equity Portfolios........................................   22
                   Flexible Income Portfolio................................   27
                   General portfolio policies of the Portfolios other than
                   Money Market Portfolio...................................   29
                   Risks for Equity Portfolios..............................   32
                   Risks for Flexible Income Portfolio......................   32
                   Risks common to all Non-Money Market Portfolios..........   33
                   Money Market Portfolio...................................   35

                MANAGEMENT OF THE PORTFOLIOS
                   Investment adviser.......................................   38
                   Management expenses......................................   39
                   Subadviser...............................................   41
                   Investment personnel.....................................   41

                OTHER INFORMATION...........................................   45

                DISTRIBUTIONS AND TAXES
                   Distributions............................................   46
                   Portfolios other than Money Market Portfolio.............   46
                   Money Market Portfolio...................................   46
                   Taxes....................................................   46

                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   48
                   Purchases................................................   48
                   Redemptions..............................................   49
                   Excessive trading........................................   49
                   Shareholder communications...............................   49

                FINANCIAL HIGHLIGHTS........................................   50

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   62
                   Futures, options and other derivatives...................   64
                   Other investments, strategies and/or techniques..........   65

                EXPLANATION OF RATING CATEGORIES............................   66

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS

          The Equity Portfolios are designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although Growth and Income Portfolio and Balanced Portfolio may also emphasize varying degrees of income, they are not designed for investors who desire a consistent level of income.

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE EQUITY PORTFOLIOS?

--------------------------------------------------------------------------------
          DOMESTIC EQUITY PORTFOLIOS

          JANUS MANAGED PORTFOLIOS

          - GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

          - CAPITAL APPRECIATION PORTFOLIO, MID CAP GROWTH PORTFOLIO AND CORE EQUITY PORTFOLIO seek long-term growth of capital.

          - GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

          - BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

          MID CAP VALUE PORTFOLIO - SUBADVISED BY PERKINS

          - MID CAP VALUE PORTFOLIO seeks capital appreciation.

          INTERNATIONAL/GLOBAL EQUITY PORTFOLIOS

          JANUS MANAGED PORTFOLIOS

          - GLOBAL LIFE SCIENCES PORTFOLIO, GLOBAL TECHNOLOGY PORTFOLIO AND INTERNATIONAL GROWTH PORTFOLIO seek long-term growth of capital.

          - WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

          The Portfolios' Trustees may change these objectives or the Portfolios' principal investment policies without a shareholder vote. The Portfolios will notify you at least 60 days before making any changes to their objectives or principal investment policies. If there is a material change to a Portfolio's objective or principal investment policies, you should consider whether that Portfolio remains an appropriate investment for you. There is no guarantee that a Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE EQUITY PORTFOLIOS?

          Within the parameters of its specific investment policies discussed below, each Portfolio may invest without limit in foreign equity and debt securities.

          Within the parameters of its specific investment policies discussed below, each Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets (20% for Mid Cap Growth Portfolio, Core Equity Portfolio and Mid Cap Value Portfolio).

 2  Janus Aspen Series

          JANUS MANAGED PORTFOLIOS

          The portfolio managers apply a "bottom up" approach in choosing investments. In other words, they look at companies one at a time to determine if a company is an attractive investment opportunity and consistent with a Portfolio's investment policies. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of a Portfolio's assets may be in cash or similar investments.

          CAPITAL APPRECIATION PORTFOLIO invests primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

          GROWTH PORTFOLIO invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

          GROWTH AND INCOME PORTFOLIO normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

          MID CAP GROWTH PORTFOLIO invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

          GLOBAL LIFE SCIENCES PORTFOLIO invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

          GLOBAL TECHNOLOGY PORTFOLIO invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

          INTERNATIONAL GROWTH PORTFOLIO invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.

          WORLDWIDE GROWTH PORTFOLIO invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country.

          BALANCED PORTFOLIO normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.

          CORE EQUITY PORTFOLIO invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible equity securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as

                                                          Risk/return summary  3
          convertible preferred stocks, bonds and debentures; and other securities with equity characteristics. The Portfolio may invest in companies of any size.

          MID CAP VALUE PORTFOLIO -- SUBADVISED BY PERKINS

          MID CAP VALUE PORTFOLIO invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly.

          Mid Cap Value Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Mid Cap Value Portfolio's portfolio manager generally looks for companies with:

          - A low price relative to their assets, earnings, cash flow or business franchise

          - Products and services that give them a competitive advantage

          - Quality balance sheets and strong management.

          For purposes of Portfolios with 80% policies, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY PORTFOLIOS?

          The biggest risk is that the Portfolios' returns may vary, and you could lose money. The Equity Portfolios are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of a Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases or, in the case of MID CAP VALUE PORTFOLIO, if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of a Portfolio's holdings could also decrease if the stock market goes down. If the value of a Portfolio's holdings decreases, that Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in a Portfolio you may get back less money.

          MID CAP GROWTH PORTFOLIO'S AND MID CAP VALUE PORTFOLIO'S share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Portfolio's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks.

          CAPITAL APPRECIATION PORTFOLIO, MID CAP GROWTH PORTFOLIO AND GLOBAL TECHNOLOGY PORTFOLIO are classified as nondiversified portfolios. This means they may hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on a Portfolio's NAV and total return.

          GLOBAL LIFE SCIENCES PORTFOLIO, GLOBAL TECHNOLOGY PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO AND WORLDWIDE GROWTH PORTFOLIO may have significant exposure to foreign markets. As a result, their returns
 4  Janus Aspen Series
          and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

          GLOBAL LIFE SCIENCES PORTFOLIO concentrates its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the Portfolio's NAV. The Portfolio's returns may be more volatile than those of a less concentrated portfolio.

          Although GLOBAL TECHNOLOGY PORTFOLIO does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

          The income component of BALANCED PORTFOLIO'S AND GROWTH AND INCOME PORTFOLIO'S holdings includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

          An investment in these Portfolios is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  5

          The following information provides some indication of the risks of investing in the Equity Portfolios by showing how each of the Equity Portfolios' performance has varied over time. The bar charts depict the change in performance from year to year during the periods indicated but do not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolios do not impose any sales or other charges that would affect total return computations. Total return figures include the effect of each Portfolio's expenses. The tables compare the average annual returns for the Institutional Shares of each Portfolio for the periods indicated to a broad-based securities market index or indices.

          Since Mid Cap Value Portfolio -- Institutional Shares did not commence operations until May 1, 2003, performance information is not included for this Portfolio. The performance of Mid Cap Value Portfolio will be compared to the Russell Midcap Value Index.

          CAPITAL APPRECIATION PORTFOLIO - INSTITUTIONAL SHARES

                 Annual returns for periods ended 12/31
                                                  58.11%     67.00%    (18.18%)   (21.67%)      (15.67%)
                                                   1998       1999       2000       2001          2002

                 Best Quarter:  4th-1999 41.77%    Worst Quarter:  3rd-2001 (18.70%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                    1 year     5 years       (5/1/97)
          Capital Appreciation Portfolio - Institutional Shares     (15.67%)    7.37%         11.00%
          S&P 500 Index*                                            (22.09%)   (0.58%)         3.12%
            (reflects no deduction for fees or expenses)
          Russell 1000 Growth Index**                               (27.88%)   (3.84%)         0.01%
            (reflects no deduction for fees or expenses)
                                                                    -------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.
          ** The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividends yields and higher forecasted growth values.

 6  Janus Aspen Series

          GROWTH PORTFOLIO - INSTITUTIONAL SHARES

                 Annual returns for periods ended 12/31
                        2.76%     30.17%     18.45%     22.75%     35.66%     43.98%    (14.55%)   (24.73%)      (26.51%)
                        1994       1995       1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  4th-1998 27.71%    Worst Quarter:  3rd-2001 (24.79%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                    1 year     5 years       (9/13/93)
          Growth Portfolio - Institutional Shares                   (26.51%)   (1.59%)         6.89%
          S&P 500 Index*                                            (22.09%)   (0.58%)         9.17%
            (reflects no deduction for fees or expenses)
          Russell 1000 Growth Index**                               (27.88%)   (3.84%)         7.35%
            (reflects no deduction for fees or expenses)
                                                                    -------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.
          ** The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividends yields and higher forecasted growth values.

                                                          Risk/return summary  7

          GROWTH AND INCOME PORTFOLIO - INSTITUTIONAL SHARES

                 Annual returns for periods ended 12/31
                                                        74.04%    (14.10%)   (13.37%)      (21.54%)
                                                         1999       2000       2001          2002

                 Best Quarter:  4th-1999 38.39%    Worst Quarter:  3rd-2002 (16.59%)

                                            Average annual total return for periods ended 12/31/02
                                            ------------------------------------------------------
                                                                                   Since Inception
                                                                        1 year        (5/1/98)
          Growth and Income Portfolio - Institutional Shares           (21.54%)         4.30%
          S&P 500 Index*                                               (22.09%)        (3.57%)
            (reflects no deduction for fees or expenses)
                                                                       ---------------------------

          * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

 8  Janus Aspen Series

          MID CAP GROWTH PORTFOLIO* - INSTITUTIONAL SHARES

                 Annual returns for periods ended 12/31
                       16.33%     27.48%      7.95%     12.66%     34.26%     125.40%   (31.82%)   (39.45%)      (27.93%)
                        1994       1995       1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  4th-1999 59.34%    Worst Quarter:  1st-2001 (32.12%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                    1 year     5 years       (9/13/93)
          Mid Cap Growth Portfolio - Institutional Shares          (27.93%)    (2.08%)         7.25%
          Russell Midcap Growth Index**                            (27.41%)    (1.82%)         6.49%+
            (reflects no deduction for fees or expenses)
          S&P MidCap 400 Index++                                   (14.51%)     6.41%         12.17%
            (reflects no deduction for fees or expenses)
                                                                   --------------------------------------

           *  Formerly, Aggressive Growth Portfolio.
          ** Effective May 1, 2003 Mid Cap Growth Portfolio changed its primary benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. This change was made in connection with the Portfolio's name change from Aggressive Growth Portfolio to Mid Cap Growth Portfolio and corresponding changes in investment policies. The Russell Midcap Growth Index consists of stocks from the Russell Midcap Index with a greater-than-average growth orientation. The Russell Midcap Index consists of the smallest 800 companies in the Russell 1000 Index, as ranked by total market capitalization. The Portfolio will retain the S&P MidCap 400 Index as a secondary index.
           + The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.
          ++ The average annual total return was calculated based on historical information from 8/31/93 to 12/31/02 for the Russell Midcap Growth Index.

                                                          Risk/return summary  9

          GLOBAL LIFE SCIENCES PORTFOLIO - INSTITUTIONAL SHARES

                 Annual returns for periods ended 12/31
                                                                   (16.43%)      (29.34%)
                                                                     2001          2002

                 Best Quarter:  2nd-2001 12.81%    Worst Quarter:  1st-2001 (25.35%)

                                            Average annual total return for periods ended 12/31/02
                                            ------------------------------------------------------
                                                                                   Since Inception
                                                                        1 year        (1/18/00)
          Global Life Sciences Portfolio - Institutional Shares        (29.34%)        (18.28%)
          S&P 500 Index*                                               (22.09%)        (14.51%)
            (reflects no deduction for fees or expenses)
                                                                       ---------------------------

          * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

 10  Janus Aspen Series

          GLOBAL TECHNOLOGY PORTFOLIO - INSTITUTIONAL SHARES

                 Annual returns for periods ended 12/31
                                                                   (37.07%)      (40.77%)
                                                                     2001          2002

                 Best Quarter:  4th-2001 31.10%    Worst Quarter:  3rd-2001 (35.42%)

                                            Average annual total return for periods ended 12/31/02
                                            ------------------------------------------------------
                                                                                   Since Inception
                                                                        1 year        (1/18/00)
          Global Technology Portfolio - Institutional Shares           (40.77%)       (37.81%)
          S&P 500 Index*                                               (22.09%)       (14.51%)
            (reflects no deduction for fees or expenses)
                                                                       ---------------------------

          * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

                                                         Risk/return summary  11

          INTERNATIONAL GROWTH PORTFOLIO - INSTITUTIONAL SHARES

                 Annual returns for periods ended 12/31
                                        23.15%     34.71%     18.51%     17.23%     82.27%    (15.94%)   (23.23%)      (25.58%)
                                         1995       1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  4th-1999 58.48%    Worst Quarter:  3rd-2001 (20.38%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                    1 year     5 years       (5/2/94)
          International Growth Portfolio - Institutional Shares    (25.58%)     0.52%          8.08%
          Morgan Stanley Capital International EAFE(R) Index*      (15.94%)    (2.89%)         0.40%
            (reflects no deduction for fees or expenses)
                                                                   --------------------------------------

          * The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in Europe, Australasia and the Far East.

 12  Janus Aspen Series

          WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES

                 Annual returns for periods ended 12/31
                         1.53%     27.37%     29.04%     22.15%     28.92%     64.45%    (15.67%)   (22.44%)      (25.50%)
                         1994       1995       1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  4th-1999 42.24%    Worst Quarter:  3rd-2001 (20.49%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                    1 year     5 years       (9/13/93)
          Worldwide Growth Portfolio - Institutional Shares        (25.50%)     0.65%         10.39%
          Morgan Stanley Capital International World Index*        (19.89%)    (2.11%)         4.51%
            (reflects no deduction for fees or expenses)
                                                                   --------------------------------------

          * The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region.

                                                         Risk/return summary  13

          BALANCED PORTFOLIO - INSTITUTIONAL SHARES

                 Annual returns for periods ended 12/31
                        0.84%     24.79%     16.18%     22.10%     34.28%     26.76%     (2.27%)    (4.66%)       (6.44%)
                        1994       1995       1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  4th-1998 20.32%    Worst Quarter:  3rd-2001 (5.87%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                    1 year     5 years       (9/13/93)
          Balanced Portfolio - Institutional Shares                 (6.44%)     8.21%         11.88%
          S&P 500 Index*                                           (22.09%)    (0.58%)         9.17%
            (reflects no deduction for fees or expenses)
          Lehman Brothers Gov't/Credit Index**                       11.04%     7.62%          7.00%
            (reflects no deduction for fees or expenses)
                                                                   --------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks,
             a widely recognized, unmanaged index of common stock prices.
          ** Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

 14  Janus Aspen Series

          CORE EQUITY PORTFOLIO - INSTITUTIONAL SHARES

                 Annual returns for periods ended 12/31
                                                  46.24%     41.58%     (8.07%)   (11.75%)      (18.27%)
                                                   1998       1999       2000       2001          2002

                 Best Quarter:  4th-1998 28.51%    Worst Quarter:  3rd-2002 (15.35%)

                                                  Average annual total return for periods ended 12/31/02
                                                  ------------------------------------------------------
                                                                                         Since Inception
                                                                   1 year     5 years       (5/1/97)
          Core Equity Portfolio - Institutional Shares            (18.27%)      6.54%        11.46%
          S&P 500 Index+                                          (22.09%)     (0.58%)        3.12%
            (reflects no deduction for fees or expenses)
                                                                  --------------------------------------

          + The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

          The Equity Portfolios' past performance does not necessarily indicate how they will perform in the future.

                                                         Risk/return summary  15

FLEXIBLE INCOME PORTFOLIO

          Flexible Income Portfolio is designed for long-term investors who primarily seek total return.

1. WHAT IS THE INVESTMENT OBJECTIVE OF FLEXIBLE INCOME PORTFOLIO?

--------------------------------------------------------------------------------
          FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote. The Portfolio will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF FLEXIBLE INCOME PORTFOLIO?

          In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign debt and equity securities.

          Flexible Income Portfolio invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain a dollar-weighted average portfolio maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN FLEXIBLE INCOME PORTFOLIO?

          Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio's returns and yields will vary, and you could lose money.

          The Portfolio invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's net asset value (NAV) will likewise decrease. Another fundamental risk associated with the Portfolio is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. In addition, default risk, the risk that an issuer will not be able to pay interest and principal when due, is a fundamental risk associated with the Portfolio.

          The Portfolio will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to less than 35% of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the

 16  Janus Aspen Series
          performance and NAV of the Portfolio may vary significantly, depending upon its holdings of high-yield/ high-risk bonds.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The following information provides some indication of the risks of investing in Flexible Income Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the average annual returns for the Shares of the Portfolio for the periods indicated to a broad-based securities market index.

          FLEXIBLE INCOME PORTFOLIO - INSTITUTIONAL SHARES

                 Annual returns for periods ended 12/31
                       (0.91%)    23.86%      9.19%     11.76%      9.11%      1.60%      6.25%      7.74%        10.48%
                        1994       1995       1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  2nd-1995 6.71%    Worst Quarter:  2nd-1999 (1.21%)

                                                    Average annual total return for periods ended 12/31/02
                                                    ------------------------------------------------------
                                                                                           Since Inception
                                                                      1 year    5 years       (9/13/93)
          Flexible Income Portfolio - Institutional Shares            10.48%     6.99%          8.39%
          Lehman Brothers Gov't/Credit Index*                         11.04%     7.62%          7.00%
            (reflects no deduction for fees or expenses)
                                                                      ------------------------------------

          * Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

          Flexible Income Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  17

MONEY MARKET PORTFOLIO

          Money Market Portfolio is designed for investors who seek current income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF MONEY MARKET PORTFOLIO?

--------------------------------------------------------------------------------
          MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote. The Portfolio will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF MONEY MARKET PORTFOLIO?

          Money Market Portfolio will invest only in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital Management LLC ("Janus Capital"). The Portfolio invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN MONEY MARKET PORTFOLIO?

          The Portfolio's yields will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Portfolio's yield may be eroded by inflation. Although Money Market Portfolio invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

          An investment in Money Market Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

 18  Janus Aspen Series

          The following information provides some indication of the risks of investing in Money Market Portfolio by showing how the performance of Money Market Portfolio has varied over time. The bar chart depicts the change in performance from year to year.

          MONEY MARKET PORTFOLIO - INSTITUTIONAL SHARES

                 Annual returns for periods ended 12/31
                                         5.05%      5.17%      5.36%      4.98%      6.29%      4.22%         1.63%
                                         1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  4th-2000 1.63%    Worst Quarter:  4th-2002 0.33%

          The 7-day yield for the Portfolio's Shares on December 31, 2002 was 1.08%. For the Portfolio's current yield, call the Janus XpressLine(TM) at 1-888-979-7737.

          Money Market Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  19

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

                                                                   Total Annual                         Total Annual
                                                                       Fund                                 Fund
                                                                    Operating                            Operating
                                        Management    Other          Expenses            Total            Expenses
                                           Fee       Expenses   Without Waivers(1)      Waivers       With Waivers(1)
    Growth
      Capital Appreciation Portfolio      0.65%       0.02%           0.67%                N/A             0.67%
      Growth Portfolio                    0.65%       0.02%           0.67%                N/A             0.67%
      Growth and Income Portfolio         0.65%       0.11%           0.76%                N/A             0.76%
      Mid Cap Growth Portfolio(2)         0.65%       0.02%           0.67%                N/A             0.67%
    International/Global
      Global Life Sciences Portfolio      0.65%       0.22%           0.87%                N/A             0.87%
      Global Technology Sciences
        Portfolio                         0.65%       0.07%           0.72%                N/A             0.72%
      International Growth Portfolio      0.65%       0.09%           0.74%                N/A             0.74%
      Worldwide Growth Portfolio          0.65%       0.05%           0.70%                N/A             0.70%
    Core
      Balanced Portfolio                  0.65%       0.02%           0.67%                N/A             0.67%
      Core Equity Portfolio               0.65%       1.22%           1.87%              0.62%             1.25%
    Value
      Mid Cap Value Portfolio             0.65%       0.34%(3)        0.99%                N/A             0.99%
    Income
      Flexible Income Portfolio           0.61%       0.05%           0.66%                N/A             0.66%
      Money Market Portfolio              0.25%       0.14%           0.39%                N/A             0.39%

   (1) Expenses for all Portfolios except Mid Cap Value Portfolio are based upon expenses for the year ended December 31, 2002. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements.
   (2) Formerly, Aggressive Growth Portfolio.
   (3) Since the Portfolio did not commence investment operations until May 1, 2003, "Other Expenses" are based upon estimated expenses the Portfolio expects to incur during its initial fiscal year.

 20  Janus Aspen Series

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS (IF ANY). This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Growth
      Capital Appreciation Portfolio                               $ 68       $214      $  373      $  835
      Growth Portfolio                                             $ 68       $214      $  373      $  835
      Growth and Income Portfolio                                  $ 78       $243      $  422      $  942
      Mid Cap Growth Portfolio(1)                                  $ 68       $214      $  373      $  835
    International/Global
      Global Life Sciences Portfolio                               $ 89       $278      $  482      $1,073
      Global Technology Sciences Portfolio                         $ 74       $230      $  401      $  894
      International Growth Portfolio                               $ 76       $237      $  411      $  918
      Worldwide Growth Portfolio                                   $ 72       $224      $  390      $  871
    Core
      Balanced Portfolio                                           $ 68       $214      $  373      $  835
      Core Equity Portfolio                                        $190       $588      $1,011      $2,190
    Value
      Mid Cap Value Portfolio                                      $101       $315         N/A         N/A
    Income
      Flexible Income Portfolio                                    $ 67       $211      $  368      $  822
      Money Market Portfolio                                       $ 40       $125      $  219      $  493

   (1) Formerly, Aggressive Growth Portfolio.

                                                         Risk/return summary  21

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

          Certain Portfolios have a similar investment objective and similar principal investment strategies to a Janus retail fund:

                  Growth Portfolios
                  Capital Appreciation Portfolio                            Janus Twenty Fund
                  Growth Portfolio                                                 Janus Fund
                  Growth and Income Portfolio                    Janus Growth and Income Fund
                  Mid Cap Growth Portfolio                              Janus Enterprise Fund
                  International/Global Portfolios
                  Global Life Sciences Portfolio              Janus Global Life Sciences Fund
                  Global Technology Portfolio                    Janus Global Technology Fund
                  International Growth Portfolio                          Janus Overseas Fund
                  Worldwide Growth Portfolio                             Janus Worldwide Fund
                  Core Portfolios
                  Balanced Portfolio                                      Janus Balanced Fund
                  Core Equity Portfolio                                Janus Core Equity Fund
                  Value Portfolio
                  Mid Cap Value Portfolio                            Janus Mid Cap Value Fund
                  Income Portfolios
                  Flexible Income Portfolio                        Janus Flexible Income Fund
                  Money Market Portfolio                              Janus Money Market Fund

          Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Mid Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies. Janus Enterprise Fund invests, under normal circumstances, at least 50% of its equity assets in medium-sized companies.

EQUITY PORTFOLIOS

          This section takes a closer look at the investment objectives of each of the Equity Portfolios, their principal investment strategies and certain risks of investing in the Equity Portfolios. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

DOMESTIC EQUITY PORTFOLIOS - JANUS MANAGED PORTFOLIOS

          CAPITAL APPRECIATION PORTFOLIO
          Capital Appreciation Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

 22  Janus Aspen Series

          GROWTH PORTFOLIO
          Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

          GROWTH AND INCOME PORTFOLIO
          Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

          MID CAP GROWTH PORTFOLIO
          Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2002, they ranged from approximately $224 million to $13.5 billion.

          BALANCED PORTFOLIO
          Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

          CORE EQUITY PORTFOLIO
          Core Equity Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics.

DOMESTIC EQUITY PORTFOLIO - SUBADVISED BY PERKINS

          MID CAP VALUE PORTFOLIO
          MID CAP VALUE PORTFOLIO seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly.

            Investment objectives, principal investment strategies and risks  23

INTERNATIONAL/GLOBAL EQUITY PORTFOLIOS - JANUS MANAGED PORTFOLIOS

          GLOBAL LIFE SCIENCES PORTFOLIO
          Global Life Sciences Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

          GLOBAL TECHNOLOGY PORTFOLIO
          Global Technology Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

          a. Companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

          b. Companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

          It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

          INTERNATIONAL GROWTH PORTFOLIO
          International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.

          WORLDWIDE GROWTH PORTFOLIO
          Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country.

          The following questions and answers are designed to help you better understand the Equity Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS MANAGED BY JANUS?

          Consistent with its investment objective and policies, each of the Portfolios may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that

 24  Janus Aspen Series
          they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          Balanced Portfolio and Growth and Income Portfolio may each emphasize varying degrees of income. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the other Portfolios' investments may be incidental to their objectives. In the case of Balanced Portfolio and Growth and Income Portfolio, a portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stock.

2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE PORTFOLIO?

          Mid Cap Value Portfolio's portfolio manager focuses on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Portfolio look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.

3. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

4. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Mid Cap Growth Portfolio and Mid Cap Value Portfolio. The other Equity Portfolios offered by this Prospectus do not emphasize companies of any particular size.

5. HOW DO GROWTH AND INCOME PORTFOLIO AND BALANCED PORTFOLIO DIFFER FROM EACH OTHER?

          Growth and Income Portfolio places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its NAV can be expected to fluctuate more than Balanced Portfolio. Balanced Portfolio places a greater emphasis on the income component of its portfolio and invests to a greater degree in securities selected primarily for their income potential. As a result it is expected to be less volatile than Growth and Income Portfolio.

6. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?

          Balanced Portfolio and Growth and Income Portfolio shift assets between the growth and income components of their holdings based on the portfolio managers' analysis of relevant market, financial and economic conditions. If a portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Portfolio will place a greater emphasis on the growth component.

            Investment objectives, principal investment strategies and risks  25

7. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?

          The growth component of these Portfolios is expected to consist primarily of common stocks, but may also include preferred stocks or convertible securities selected primarily for their growth potential.

8. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?

          The income component of Balanced Portfolio's and Growth and Income Portfolio's holdings will consist of securities that a portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of a Portfolio if they currently pay dividends or a portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

9. HOW DO INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME PORTFOLIO OR BALANCED PORTFOLIO INVESTMENT?

          The income component of Balanced Portfolio's and Growth and Income Portfolio's holdings includes fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

10. WHAT DOES "LIFE SCIENCE ORIENTATION" MEAN IN RELATION TO GLOBAL LIFE SCIENCES PORTFOLIO?

          Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. Life science oriented companies also include companies that the portfolio manager believes have growth potential primarily as a result of particular products, technology, patents or other market advantages in the life sciences. Life sciences encompass a variety of industries, including health care, nutrition, agriculture, medical diagnostics, nuclear and biochemical research and development and health care facilities ownership and operation.

11. WHAT IS GLOBAL TECHNOLOGY PORTFOLIO'S INDUSTRY POLICY?

          Global Technology Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, its portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

 26  Janus Aspen Series

FLEXIBLE INCOME PORTFOLIO

          This section takes a closer look at the investment objective of Flexible Income Portfolio, its principal investment strategies and certain risks of investing in Flexible Income Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's assets may be in cash or similar investments.

          Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain a dollar-weighted average portfolio maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

          The following questions and answers are designed to help you better understand Flexible Income Portfolio's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES FLEXIBLE INCOME PORTFOLIO MANAGE INTEREST RATE RISK?

          The portfolio manager may vary the average-weighted effective maturity of the Portfolio to reflect his analysis of interest rate trends and other factors. The Portfolio's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Portfolio may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY THE PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

          The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an

            Investment objectives, principal investment strategies and risks 27 effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE PORTFOLIO'S "DURATION"?

          A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Portfolio with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Portfolio's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

          A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

 28  Janus Aspen Series

GENERAL PORTFOLIO POLICIES OF THE PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO

          Unless otherwise stated, each of the following policies applies to all of the Portfolios other than Money Market Portfolio. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          When a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Portfolios' cash or similar investments may increase. In other words, the Portfolios do not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. However, a portfolio manager may also temporarily increase a Portfolio's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly.

          When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          The Equity Portfolios invest primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Portfolios may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 20% of Mid Cap Growth Portfolio's, Core Equity Portfolio's and Mid Cap Value Portfolio's assets and less than 35% of each other Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of a Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          Flexible Income Portfolio invests primarily in fixed-income securities which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk bonds and municipal obligations. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities may include:

          - common stocks

          - pass-through securities including mortgage- and asset-backed securities

            Investment objectives, principal investment strategies and risks  29

          - zero coupon, pay-in-kind and step coupon securities

          - options, futures, forwards, swaps and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS

          Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES

          Within the parameters of its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS

          Each Portfolio may invest in special situations. A special situation arises when, in the opinion of a portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER

          The Portfolios generally intend to purchase securities for long-term investment although, to the extent permitted by its specific investment policies, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. Changes are made in a Portfolio's holdings whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          Flexible Income Portfolio has historically had relatively high portfolio turnover due to the nature of the securities in which it invests. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. Higher costs associated with increased portfolio

 30  Janus Aspen Series
          turnover may offset gains in a Portfolio's performance. The Financial Highlights section of this Prospectus shows the Portfolios' historical turnover rates.

            Investment objectives, principal investment strategies and risks  31

RISKS FOR EQUITY PORTFOLIOS

          Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. Global Life Sciences Portfolio's and Global Technology Portfolio's performance may also be affected by industry risk to a greater extent than the other Portfolios.

          The following questions and answers are designed to help you better understand some of the risks of investing in the Equity Portfolios.

1. THE PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFICATION CLASSIFICATION OF CAPITAL APPRECIATION PORTFOLIO, MID CAP GROWTH PORTFOLIO AND GLOBAL TECHNOLOGY PORTFOLIO AFFECT THE PORTFOLIOS' RISK PROFILE?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A portfolio that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as "diversified." This gives the Portfolios more flexibility to focus their investments in the most attractive companies identified by the portfolio managers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of a Portfolio.

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

          If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Mid Cap Value Portfolio may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.

RISKS FOR FLEXIBLE INCOME PORTFOLIO

          Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's

 32  Janus Aspen Series
          performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

          The following questions and answers are designed to help you better understand some of the risks of investing in Flexible Income Portfolio.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

          Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

          Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's Ratings Service and Moody's Investors Service, Inc. are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.

RISKS COMMON TO ALL NON-MONEY MARKET PORTFOLIOS

          The following questions and answers discuss risks that apply to all Portfolios other than Money Market Portfolio.

1. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

          Within the parameters of its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

          - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

            Investment objectives, principal investment strategies and risks  33

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

          Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

3. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

          The Portfolios may use futures, options, swaps and other derivative instruments to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolios. However, a Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgment proves incorrect.

4. WHAT IS "INDUSTRY RISK"?

          Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. In the life sciences, for example, many companies are subject to government regulation and approval of their products and services, which may affect their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. Similarly, in technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

          Global Life Sciences Portfolio invests in a concentrated portfolio, which may result in greater exposure to related industries. As a result, the Portfolio may be more volatile than a less concentrated portfolio. The Portfolios may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

 34  Janus Aspen Series

MONEY MARKET PORTFOLIO

          This section takes a closer look at the investment objective of Money Market Portfolio, its principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Money Market Portfolio is subject to certain specific SEC rule requirements. Among other things, the Portfolio is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

          Money Market Portfolio seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

          The Portfolio will:

          - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

          - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

          - maintain a dollar-weighted average portfolio maturity of 90 days or less

TYPES OF INVESTMENTS

          The Portfolio invests primarily in:

          - high quality debt obligations

          - obligations of financial institutions

          The Portfolio may also invest (to a lesser degree) in:

          - U.S. Government Securities (securities issued or guaranteed by the U.S. government, its agencies and instrumentalities)

          - municipal securities

          DEBT OBLIGATIONS

          The Portfolio may invest in U.S. dollar denominated debt obligations. Debt obligations include:

          - commercial paper

          - notes and bonds

          - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

          - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

            Investment objectives, principal investment strategies and risks  35

          OBLIGATIONS OF FINANCIAL INSTITUTIONS

          Examples of obligations of financial institutions include:

          - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

          - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks)

          - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest

          Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

INVESTMENT TECHNIQUES

          The following is a description of other investment techniques that Money Market Portfolio may use:

          PARTICIPATION INTERESTS
          A participation interest gives Money Market Portfolio a proportionate, undivided interest in underlying debt securities and sometimes carries a demand feature.

          DEMAND FEATURES
          Demand features give Money Market Portfolio the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security, enhance the instrument's credit quality and provide a source of liquidity.

          Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of Money Market Portfolio's investments may be dependent in part on the credit quality of the banks supporting Money Market Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

          VARIABLE AND FLOATING RATE SECURITIES
          Money Market Portfolio may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

 36  Janus Aspen Series

          MORTGAGE- AND ASSET-BACKED SECURITIES
          Money Market Portfolio may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entity. The Portfolio may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.

          Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Portfolio having to reinvest proceeds at a lower interest rate.

          REPURCHASE AGREEMENTS
          Money Market Portfolio may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which the Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

          If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

            Investment objectives, principal investment strategies and risks  37

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to each of the Portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the Portfolios.

          Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning each Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

 38  Janus Aspen Series

MANAGEMENT EXPENSES

          Each Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolios must pay. Mid Cap Value Portfolio pays Perkins a subadvisory fee directly for managing the Portfolio.

          The Shares of each Portfolio incur expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Each of the Portfolios is subject to the following management fee schedule (expressed as an annual rate).

                                                         Average Daily
                                                          Net Assets         Annual Rate      Expense Limit
    Portfolios                                           of Portfolio       Percentage (%)    Percentage (%)
    Growth
      Capital Appreciation Portfolio                   All Asset Levels          0.65               N/A
      Growth Portfolio                                 All Asset Levels          0.65               N/A
      Growth and Income Portfolio                      All Asset Levels          0.65               N/A
      Mid Cap Growth Portfolio(1)                      All Asset Levels          0.65               N/A
    International/Global
      Global Life Sciences Portfolio                   All Asset Levels          0.65              1.25(2)
      Global Technology Portfolio                      All Asset Levels          0.65              1.25(2)
      International Growth Portfolio                   All Asset Levels          0.65               N/A
      Worldwide Growth Portfolio                       All Asset Levels          0.65               N/A
    Core
      Balanced Portfolio                               All Asset Levels          0.65               N/A
      Core Equity Portfolio                            All Asset Levels          0.65              1.25(3)
    Value
      Mid Cap Value Portfolio                          All Asset Levels          0.65              1.25(2)
    Income
      Flexible Income Portfolio                        First $300
                                                       Million                   0.65              1.00(2)
                                                       Over $300 Million         0.55
      Money Market Portfolio                           All Asset Levels          0.25              0.50(2)

   (1) Formerly, Aggressive Growth Portfolio.
   (2) Janus Capital has agreed to limit the Portfolios' expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements. The Portfolios' expenses without waivers are not expected to exceed the expense limit.
   (3) Janus Capital has agreed to limit the Portfolios' expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements.

                                                Management of the Portfolios  39

          For the fiscal year ended December 31, 2002, each Portfolio paid Janus Capital the following management fees (net of fee waivers) based on each Portfolio's average net assets:

                                                                    Management Fee
                                                              (for the Fiscal Year Ended
Portfolio                                                         December 31, 2002)
----------------------------------------------------------------------------------------
   Capital Appreciation Portfolio                                       0.65%
   Growth Portfolio                                                     0.65%
   Growth and Income Portfolio                                          0.65%
   Mid Cap Growth Portfolio(1)                                          0.65%
   International Growth Portfolio                                       0.65%
   Worldwide Growth Portfolio                                           0.65%
   Balanced Portfolio                                                   0.65%
   Global Life Sciences Portfolio                                       0.65%
   Global Technology Portfolio                                          0.65%
   Mid Cap Value Portfolio                                              0.65%
   Core Equity Portfolio                                                0.03%
   Flexible Income Portfolio                                            0.61%
   Money Market Portfolio                                               0.25%

   (1) Formerly, Aggressive Growth Portfolio

          Absent fee waivers, the management fees based upon Core Equity Portfolio's net assets would have been 0.65%.

 40  Janus Aspen Series

SUBADVISER

          Perkins, Wolf, McDonnell and Company, LLC ("Perkins") serves as subadviser to Mid Cap Value Portfolio. Perkins, 310 S. Michigan Avenue, Suite 2600, Chicago, IL 60604, has been in the investment management business since 1984 and provides day-to-day management of the portfolio operations as subadviser of Mid Cap Value Portfolio, as well as other mutual funds and separate accounts. Janus Capital has agreed to take a 30% ownership stake in Perkins' investment advisory business subject to certain conditions.

INVESTMENT PERSONNEL

JANUS PORTFOLIO MANAGERS

LAURENCE J. CHANG
--------------------------------------------------------------------------------
            is Executive Vice President and Co-Manager of Worldwide Growth Portfolio, which he has co-managed since December 1999. Mr. Chang served as Executive Vice President and Co-Manager of International Growth Portfolio from May 1998 until December 2000. Mr. Chang is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a research analyst. Mr. Chang holds an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Master's degree in Political Science from Stanford University. Mr. Chang has earned the right to use the Chartered Financial Analyst designation.

JONATHAN D. COLEMAN
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Mid Cap
            Growth Portfolio, which he has managed since February 2002. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst, and was also a research analyst for Janus Capital from 2000 to 2002. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman has earned the right to use the Chartered Financial Analyst designation.

DAVID J. CORKINS
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Growth and Income Portfolio, which he has managed since its inception. Mr. Corkins is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1995 as a research analyst. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master of Business Administration degree from Columbia University in 1993.

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
            is Executive Vice President and Co-Manager of International
            Growth Portfolio and Worldwide Growth Portfolio, each of which she has managed or co-managed since their inception. Ms. Hayes is also Portfolio Manager or Co-Manager of other Janus accounts. She joined Janus Capital in 1987. She holds a Bachelor of Arts degree in Economics from Yale University. Ms. Hayes has earned the right to use the Chartered Financial Analyst designation.

                                                Management of the Portfolios  41

C. MIKE LU
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Global Technology Portfolio, which he has managed since its inception.
            Mr. Lu is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Lu holds a Bachelor of Arts degree in History and a Bachelor of Arts degree in Economics from Yale University. Mr. Lu has earned the right to use the Chartered Financial Analyst designation.

BRENT A. LYNN
--------------------------------------------------------------------------------
            is Executive Vice President and Co-Manager of International
            Growth Portfolio, which he has co-managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. He holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial Analyst designation.

THOMAS R. MALLEY
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Global Life Sciences Portfolio, which he has managed since its inception. Mr. Malley is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Malley holds a Bachelor of Science degree in Biology from Stanford University. Mr. Malley has earned the right to use the Chartered Financial Analyst designation.

KAREN L. REIDY
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Balanced Portfolio and Core Equity Portfolio, each of which she has managed since January 2000. Ms. Reidy is also Portfolio Manager of other Janus accounts. Ms. Reidy joined Janus Capital in 1995 as a research analyst. She holds an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.

BLAINE P. ROLLINS
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Growth Portfolio, which he has managed since January 2000. He previously served as Executive Vice President and Portfolio Manager of
            Equity Income Portfolio from its inception to December 1999 and Balanced Portfolio from May 1996 to December 1999. Mr. Rollins is also Portfolio Manager of other Janus accounts. Mr. Rollins joined Janus Capital in 1990. He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Capital Appreciation Portfolio, which he has managed since its inception. Mr. Schoelzel is also Portfolio Manager of other Janus accounts.
            Mr. Schoelzel joined Janus Capital in January 1994. He holds a Bachelor of Arts degree in Business from Colorado College.
 42  Janus Aspen Series

RONALD V. SPEAKER
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Flexible
            Income Portfolio, which he has managed or co-managed since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado. Mr. Speaker has earned the right to use the Chartered Financial Analyst designation.

J. ERIC THORDERSON
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Money Market Portfolio, which he has managed since January 2001. Mr.
            Thorderson is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 1996 as a research analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master of Business Administration degree from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

JANUS ASSISTANT PORTFOLIO MANAGERS

ANDREW ACKER
--------------------------------------------------------------------------------
            is Assistant Portfolio Manager of Global Life Sciences Portfolio.
            He joined Janus Capital in 1999 as a securities analyst. Prior to joining Janus, Mr. Acker worked as a strategy consultant for Boston Consulting Group, a healthcare analyst for Morgan Stanley Venture Partners and a financial analyst on the trading floor of Morgan Stanley's Global High Yield Capital Markets Group. Mr.
            Acker holds a Bachelor of Science degree in Biochemical Sciences from Harvard College and a Master's degree in Business Administration from Harvard Business School. He has earned the right to use the Chartered Financial Analyst designation.

DOUGLAS A. KIRKPATRICK
--------------------------------------------------------------------------------
            is Assistant Portfolio Manager of Worldwide Growth Portfolio. He joined Janus Capital in 2001 as an equity research analyst. Prior to joining Janus, Mr. Kirkpatrick worked as an analyst for Artisan Partners LP, and an environmental engineer for Kellogg
            Brown & Root. Mr. Kirkpatrick holds Bachelor's degrees in
            Mechanical Engineering and Political Science from Rice
            University, a Master's degree in Environmental Engineering from the University of Houston and a Master of Business Administration degree from the University of California at Berkeley. He has earned the right to use the Chartered Financial Analyst designation.

MINYOUNG SOHN
--------------------------------------------------------------------------------
            is Assistant Portfolio Manager of Janus Growth and Income
            Portfolio. He joined Janus Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor's degree in Government and Economics from Dartmouth College. Mr. Sohn has earned the right to use the Chartered Financial Analyst designation.

                                                Management of the Portfolios  43

PERKINS PORTFOLIO MANAGERS

JEFFREY R. KAUTZ
--------------------------------------------------------------------------------
            is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. He has been a portfolio manager for Berger Mid Cap Value Fund since February 2002. Mr. Kautz has a Bachelor of Science degree in Mechanical Engineering from the University of Illinois, and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz has earned the right to use the Chartered Financial Analyst designation.

ROBERT H. PERKINS
--------------------------------------------------------------------------------
            is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. Robert Perkins has been a portfolio manager since 1970 and serves as President and a director of Perkins. He has been a portfolio manager for Berger Mid Cap Value Fund and Berger Small Cap Value Fund since 1998 and 1985, respectively.
            Mr. Perkins holds a Bachelor of Science degree in Business from Miami University.

THOMAS M. PERKINS
--------------------------------------------------------------------------------
            has been the lead Co-Manager of Mid Cap Value Portfolio since its inception. Thomas Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. He has been a portfolio manager for Berger Mid Cap Value Fund since its inception in 1998. Previously, he was a portfolio manager of valuation sensitive growth portfolios for Alliance Capital from 1984 to June 1998. As lead Co-Manager, Thomas Perkins is responsible for the daily decisions of Mid Cap Value Portfolio's security selection. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.

 44  Janus Aspen Series

OTHER INFORMATION
--------------------------------------------------------------------------------

          CLASSES OF SHARES

          Each Portfolio currently offers between one and three classes of shares, one of which, the Institutional Shares, is offered pursuant to this prospectus and sold under the name Janus Aspen Series. The Shares offered by this prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service Shares and Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. For Service II Shares, a redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Service Shares or Service II Shares, please call 1-800-525-0020.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of any Portfolio to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIOS

          The Portfolios are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  45

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

          To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute net income and any net gains realized on its investments at least annually. A Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO

          DISTRIBUTION SCHEDULE

          Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June for all of the Portfolios.

          HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

          Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of a Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of a Portfolio's Shares. The Share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of a Portfolio declared a dividend in the amount of $0.25 per share. If the price of a Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

MONEY MARKET PORTFOLIO

          For the Shares of Money Market Portfolio, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. All distributions will be automatically reinvested in Shares of the Portfolio.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIOS

          Dividends, interest and some gains received by the Portfolios on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolios may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

 46  Janus Aspen Series

          The Portfolios do not expect to pay any federal income taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  47

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIOS DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN CONNECTION WITH A PARTICULAR CONTRACT AND CERTAIN CONTRACTS MAY LIMIT ALLOCATIONS AMONG THE PORTFOLIOS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolios other than Money Market Portfolio are valued at market value or, if a market quotation is not readily available, or if events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time the NAV is determined, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem the Portfolio's Shares to the extent a Portfolio is invested in such markets.

          Money Market Portfolio's securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

          The Portfolios are not intended for excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. Each Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if a Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Portfolios may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolios' policy on market timing, see "Excessive Trading" on the next page.

 48  Janus Aspen Series

          Although there is no present intention to do so, the Portfolios may discontinue sales of their Shares if management and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in that Portfolio would be permitted to continue to authorize investment in that Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of any Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are not intended for market timing or excessive trading. The Portfolios and their agents reserve the right to reject any purchase request (including exchange purchases if permitted by your insurance company or plan sponsor) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolios. The Portfolios may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Portfolio believes are made on behalf of market timers.

          The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Portfolio. Transactions accepted by your insurance company or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolios that they have authorized for investment. Each report will show the investments owned by each Portfolio and the market values thereof, as well as other information about the Portfolios and their operations. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  49

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

          The financial highlights tables are intended to help you understand the Institutional Shares' financial performance for each of the five most recent years or the life of the Portfolio if less than five years. Items 1 through "Net asset value, end of period" reflect financial results for a single Share. No financial highlights are presented for Mid Cap Value Portfolio - Institutional Shares because this class did not commence operations until May 1, 2003. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Institutional Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

CAPITAL APPRECIATION PORTFOLIO - INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                     Years ended December 31
                                               2002            2001             2000            1999          1998
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                   $20.72           $26.79           $33.17         $19.94        $12.62
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                      0.12             0.22             0.43           0.12          0.01
  3.  Net gains or losses on securities
      (both realized and unrealized)           (3.36)           (6.01)           (6.43)          13.22          7.32
  4.  Total from investment operations         (3.24)           (5.79)           (6.00)          13.34          7.33
      LESS DISTRIBUTIONS:+
  5.  Dividends (from net investment
      income)                                  (0.11)           (0.28)           (0.37)         (0.11)        (0.01)
  6.  Distributions (from capital gains)           --               --           (0.01)             --            --
  7.  Total distributions                      (0.11)           (0.28)           (0.38)         (0.11)        (0.01)
  8.  NET ASSET VALUE, END OF PERIOD           $17.37           $20.72           $26.79         $33.17        $19.94
  9.  Total return                           (15.67%)         (21.67%)         (18.18%)         67.00%        58.11%
 10.  Net assets, end of period (in
      thousands)                             $528,210         $776,553       $1,010,497       $626,611       $74,187
 11.  Average net assets for the period
      (in thousands)                         $640,500         $855,499         $954,279       $257,422       $25,964
 12.  Ratio of gross expenses to average
      net assets(1)(2)                          0.67%            0.66%            0.67%          0.70%         0.92%
 13.  Ratio of net expenses to average
      net assets(3)                             0.67%            0.66%            0.67%          0.70%         0.91%
 14.  Ratio of net investment income to
      average net assets                        0.56%            0.96%            1.60%          0.76%         0.27%
 15.  Portfolio turnover rate                     62%              67%              41%            52%           91%
--------------------------------------------------------------------------------------------------------------------

 + As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.67% in 2002, 0.66% in 2001, 0.67% in 2000, 0.70% in 1999 and
    0.92% in 1998 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of the corresponding retail fund (Janus Olympus Fund until May 1, 1999, Janus Twenty Fund thereafter).
(3) The expense ratio reflects expenses after any expense offset arrangements.

 50  Janus Aspen Series

GROWTH PORTFOLIO - INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------------
                                                                        Years ended December 31
                                                2002             2001             2000             1999             1998
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                     $19.89           $26.48           $33.65           $23.54           $18.48
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                        0.01             0.02             0.05             0.07             0.05
  3.  Net gains or losses on securities
      (both realized and unrealized)             (5.29)           (6.56)           (4.59)            10.24             6.36
  4.  Total from investment operations           (5.28)           (6.54)           (4.54)            10.31             6.41
      LESS DISTRIBUTIONS:*
  5.  Dividends (from net investment
      income)                                        --           (0.01)           (0.06)           (0.06)           (0.05)
  6.  Distributions (from capital gains)             --           (0.04)           (2.57)           (0.14)           (1.30)
  7.  Total distributions                            --           (0.05)           (2.63)           (0.20)           (1.35)
  8.  NET ASSET VALUE, END OF PERIOD             $14.61           $19.89           $26.48           $33.65           $23.54
  9.  Total return                             (26.51%)         (24.73%)         (14.55%)           43.98%           35.66%
 10.  Net assets, end of period (in
      thousands)                             $1,484,889       $2,490,954       $3,529,807       $2,942,649       $1,103,549
 11.  Average net assets for the period
      (in thousands)                         $1,967,021       $2,911,331       $3,734,449       $1,775,373         $789,454
 12.  Ratio of gross expenses to average
      net assets(1)(2)                            0.67%            0.66%            0.67%            0.67%            0.68%
 13.  Ratio of net expenses to average
      net assets(3)                               0.67%            0.66%            0.67%            0.67%            0.68%
 14.  Ratio of net investment income to
      average net assets                        (0.08%)            0.07%            0.19%            0.30%            0.26%
 15.  Portfolio turnover rate                       36%              48%              47%              53%              73%
---------------------------------------------------------------------------------------------------------------------------

 * As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.67% in 2002, 0.66% in 2001, 0.67% in 2000, 0.69% in 1999 and
    0.75% in 1998 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  51

GROWTH AND INCOME PORTFOLIO - INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------
                                                                  Years ended December 31
                                              2002           2001           2000          1999         1998(1)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                  $14.87         $17.41         $20.77        $11.96       $10.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                     0.12           0.20           0.19          0.04         0.02
  3.  Net gains or losses on securities
      (both realized and unrealized)          (3.32)         (2.52)         (3.08)          8.81         1.96
  4.  Total from investment operations        (3.20)         (2.32)         (2.89)          8.85         1.98
      LESS DISTRIBUTIONS:+
  5.  Dividends (from net investment
      income)                                 (0.11)         (0.22)         (0.16)        (0.04)       (0.02)
  6.  Distributions (from capital gains)          --             --         (0.31)            --           --
  7.  Total distributions                     (0.11)         (0.22)         (0.47)        (0.04)       (0.02)
  8.  NET ASSET VALUE, END OF PERIOD          $11.56         $14.87         $17.41        $20.77       $11.96
  9.  Total return*                          (21.54%)      (13.37%)       (14.10%)        74.04%       19.80%
 10.  Net assets, end of period (in
      thousands)                             $55,271        $92,659       $123,812       $84,480       $6,413
 11.  Average net assets for the period
      (in thousands)                         $72,550       $105,243       $124,282       $28,838       $2,883
 12.  Ratio of gross expenses to average
      net assets**(2)(3)                       0.76%          0.70%          0.78%         1.06%        1.25%
 13.  Ratio of net expenses to average
      net assets**(4)                          0.76%          0.70%          0.78%         1.05%        1.25%
 14.  Ratio of net investment income to
      average net assets**                     0.81%          1.19%          1.07%         0.56%        0.66%
 15.  Portfolio turnover rate**                  54%            52%            37%           59%          62%
--------------------------------------------------------------------------------------------------------------

 + As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year
(1) May 1, 1998 (inception) through December 31, 1998.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 0.76% in 2002, 0.70% in 2001, 0.78% in 2000, 1.15% in 1999 and
    3.06% in 1998 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Growth and Income Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 52  Janus Aspen Series

MID CAP GROWTH PORTFOLIO - INSTITUTIONAL SHARES(1)
-------------------------------------------------------------------------------------------------------------------------
                                                                       Years ended December 31
                                                2002             2001             2000             1999            1998
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                     $21.98           $36.30           $59.70           $27.64         $20.55
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                      (0.01)               --             0.01               --             --
  3.  Net gains or losses on securities
      (both realized and unrealized)             (6.13)          (14.32)          (17.08)            33.46           7.09
  4.  Total from investment operations           (6.14)          (14.32)          (17.07)            33.46           7.09
      LESS DISTRIBUTIONS:*
  5.  Dividends (from net investment
      income)                                        --               --               --               --             --
  6.  Distributions (from capital gains)             --               --           (4.58)           (1.40)             --
  7.  Tax return of capital distributions            --               --           (1.75)               --             --
  8.  Total distributions                            --               --           (6.33)           (1.40)             --
  9.  NET ASSET VALUE, END OF PERIOD             $15.84           $21.98           $36.30           $59.70         $27.64
 10.  Total return                             (27.93%)         (39.45%)         (31.82%)          125.40%         34.26%
 11.  Net assets, end of period (in
      thousands)                             $1,324,273       $2,104,733       $3,485,768       $3,319,619       $772,943
 12.  Average net assets for the period
      (in thousands)                         $1,609,280       $2,508,186       $4,409,584       $1,476,445       $576,444
 13.  Ratio of gross expenses to average
      net assets(2)(3)                            0.67%            0.67%            0.66%            0.70%          0.75%
 14.  Ratio of net expenses to average
      net assets(4)                               0.67%            0.66%            0.66%            0.69%          0.75%
 15.  Ratio of net investment income to
      average net assets                        (0.07%)          (0.22%)          (0.42%)          (0.50%)        (0.36%)
 16.  Portfolio turnover rate                       63%              99%              82%             105%           132%
-------------------------------------------------------------------------------------------------------------------------

 * As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
(1) Formerly, Aggressive Growth Portfolio.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 0.67% in 2002, 0.67% in 2001, 0.66% in 2000, 0.70% in 1999 and
    0.75% in 1998 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Enterprise Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  53

GLOBAL LIFE SCIENCES PORTFOLIO - INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------
                                                         Years ended December 31
                                               2002                2001              2000(1)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                    $7.77               $9.31             $10.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                      0.02                0.02               0.05
  3.  Net gains or losses on securities
      (both realized and unrealized)           (2.30)              (1.55)             (0.72)
  4.  Total from investment operations         (2.28)              (1.53)             (0.67)
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                      --                  --             (0.02)
  6.  Distributions (from capital gains)           --                  --                 --
  7.  Tax return of capital distributions          --              (0.01)                 --
  8.  Total distributions                          --              (0.01)             (0.02)
  9.  NET ASSET VALUE, END OF PERIOD            $5.49               $7.77              $9.31
 10.  Total return*                          (29.34%)            (16.43%)            (6.70%)
 11.  Net assets, end of period (in
      thousands)                               $3,359              $5,972            $10,984
 12.  Average net assets for the period
      (in thousands)                           $4,432              $6,482             $5,372
 13.  Ratio of gross expenses to average
      net assets**(2)(3)                        0.87%               0.81%              1.03%
 14.  Ratio of net expenses to average
      net assets**(4)                           0.87%               0.81%              1.02%
 15.  Ratio of net investment income to
      average net assets**                    (0.39%)             (0.16%)              0.60%
 16.  Portfolio turnover rate**                  113%                109%               137%
--------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year
(1) January 18, 2000 (inception) to December 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 0.87% in 2002, 0.81% in 2001 and 1.03% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Global Life Sciences Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 54  Janus Aspen Series

GLOBAL TECHNOLOGY PORTFOLIO - INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------
                                                         Years ended December 31
                                               2002                2001              2000(1)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                    $3.90               $6.49              $10.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                      0.02                0.19                0.16
  3.  Net gains or losses on securities
      (both realized and unrealized)           (1.61)              (2.57)              (3.56)
  4.  Total from investment operations         (1.59)              (2.38)              (3.40)
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                      --              (0.21)              (0.11)
  6.  Distributions (from capital gains)           --                  --                  --
  7.  Total distributions                          --              (0.21)              (0.11)
  8.  NET ASSET VALUE, END OF PERIOD            $2.31               $3.90               $6.49
  9.  Total return*                          (40.77%)            (37.07%)            (34.03%)
 10.  Net assets, end of period (in
      thousands)                               $2,721              $5,643             $34,950
 11.  Average net assets for the period
      (in thousands)                           $3,974              $9,242             $55,483
 12.  Ratio of gross expenses to average
      net assets**(2)(3)                        0.72%               0.68%               0.69%
 13.  Ratio of net expenses to average
      net assets**(4)                           0.72%               0.67%               0.69%
 14.  Ratio of net investment income to
      average net assets**                    (0.05%)               0.64%               1.64%
 15.  Portfolio turnover rate**                   70%                 91%                 34%
---------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year
(1) January 18, 2000 (inception) to December 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The ratio was 0.72% in 2002, 0.67% in 2001 and 0.69% in 2000 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Global Technology Fund.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  55

INTERNATIONAL GROWTH PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                    Years ended December 31
                                               2002           2001            2000            1999           1998
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                   $23.47         $30.90           $38.67         $21.27         $18.48
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                      0.18           0.26             0.62           0.06           0.13
  3.  Net gains or losses on securities
      (both realized and unrealized)           (6.17)         (7.43)           (6.51)          17.40           3.07
  4.  Total from investment operations         (5.99)         (7.17)           (5.89)          17.46           3.20
      LESS DISTRIBUTIONS:*
  5.  Dividends (from net investment
      income)                                  (0.18)         (0.26)           (0.63)         (0.06)         (0.14)
  6.  Distributions (from capital gains)           --             --           (0.91)             --         (0.27)
  7.  Tax return of capital distributions          --             --           (0.34)             --             --
  8.  Total distributions                      (0.18)         (0.26)           (1.88)         (0.06)         (0.41)
  9.  NET ASSET VALUE, END OF PERIOD           $17.30         $23.47           $30.90         $38.67         $21.27
 10.  Total return                           (25.58%)       (23.23%)         (15.94%)         82.27%         17.23%
 11.  Net assets, end of period (in
      thousands)                             $598,972       $869,983       $1,158,666       $810,392       $311,110
 12.  Average net assets for the period
      (in thousands)                         $736,907       $962,343       $1,214,163       $425,876       $234,421
 13.  Ratio of gross expenses to average
      net assets(1)(2)                          0.74%          0.71%            0.71%          0.77%          0.86%
 14.  Ratio of net expenses to average
      net assets(3)                             0.74%          0.71%            0.71%          0.76%          0.86%
 15.  Ratio of net investment income to
      average net assets                        0.90%          0.95%            1.88%          0.26%          0.73%
 16.  Portfolio turnover rate                     74%            65%              67%            80%            93%
-------------------------------------------------------------------------------------------------------------------

 * As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio 0.74% in 2002, was 0.71% in 2001, 0.71% in 2000, 0.84% in 1999 and
    0.95% in 1998 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Overseas Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 56  Janus Aspen Series

WORLDWIDE GROWTH PORTFOLIO - INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------------------------
                                                                        Years ended December 31
                                                2002             2001             2000             1999             1998
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                     $28.54           $36.98           $47.75           $29.09           $23.39
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                        0.23             0.24             0.11             0.07             0.16
  3.  Net gains or losses on securities
      (both realized and unrealized)             (7.50)           (8.53)           (7.03)            18.65             6.59
  4.  Total from investment operations           (7.27)           (8.29)           (6.92)            18.72             6.75
      LESS DISTRIBUTIONS:*
  5.  Dividends (from net investment
      income)                                    (0.22)           (0.15)           (0.19)           (0.06)           (0.18)
  6.  Distributions (from capital gains)             --               --           (3.52)               --           (0.87)
  7.  Tax return of capital distributions            --               --           (0.14)               --               --
  8.  Total distributions                        (0.22)           (0.15)           (3.85)           (0.06)           (1.05)
  9.  NET ASSET VALUE, END OF PERIOD             $21.05           $28.54           $36.98           $47.75           $29.09
 10.  Total return                             (25.50%)         (22.44%)         (15.67%)           64.45%           28.92%
 11.  Net assets, end of period (in
      thousands)                             $3,722,823       $5,707,728       $7,704,163       $6,496,773       $2,890,375
 12.  Average net assets for the period
      (in thousands)                         $4,703,406       $6,387,010       $8,255,166       $3,862,773       $2,217,695
 13.  Ratio of gross expenses to average
      net assets(1)(2)                            0.70%            0.69%            0.69%            0.71%            0.72%
 14.  Ratio of net expenses to average
      net assets(3)                               0.70%            0.69%            0.69%            0.71%            0.72%
 15.  Ratio of net investment income to
      average net assets                          0.88%            0.78%            0.52%            0.20%            0.64%
 16.  Portfolio turnover rate                       73%              82%              66%              67%              77%
---------------------------------------------------------------------------------------------------------------------------

 * As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.70% in 2002, 0.69% in 2001, 0.69% in 2000, 0.71% in 1999 and
    0.74% in 1998 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Worldwide Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  57

BALANCED PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------------
                                                                       Years ended December 31
                                                2002             2001             2000             1999            1998
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                     $22.57           $24.31           $27.91           $22.50         $17.47
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                        0.55             0.65             0.64             0.59           0.39
  3.  Net gains or losses on securities
      (both realized and unrealized)             (2.00)           (1.78)           (1.22)             5.38           5.51
  4.  Total from investment operations           (1.45)           (1.13)           (0.58)             5.97           5.90
      LESS DISTRIBUTIONS:*
  5.  Dividends (from net investment
      income)                                    (0.53)           (0.61)           (0.69)           (0.56)         (0.38)
  6.  Distributions (from capital gains)             --               --           (2.31)               --         (0.49)
  7.  Tax return of capital distributions            --               --           (0.02)               --             --
  8.  Total distributions                        (0.53)           (0.61)           (3.02)           (0.56)         (0.87)
  9.  NET ASSET VALUE, END OF PERIOD             $20.59           $22.57           $24.31           $27.91         $22.50
 10.  Total return                              (6.44%)          (4.66%)          (2.27%)           26.76%         34.28%
 11.  Net assets, end of period (in
      thousands)                             $3,141,601       $3,425,664       $3,352,381       $2,453,079       $882,495
 12.  Average net assets for the period
      (in thousands)                         $3,327,140       $3,361,832       $3,020,072       $1,583,635       $555,002
 13.  Ratio of gross expenses to average
      net assets(1)(2)                            0.67%            0.66%            0.66%            0.69%          0.74%
 14.  Ratio of net expenses to average
      net assets(3)                               0.67%            0.66%            0.66%            0.69%          0.74%
 15.  Ratio of net investment income to
      average net assets                          2.53%            2.89%            3.15%            2.86%          2.41%
 16.  Portfolio turnover rate                       94%             114%              72%              92%            70%
-------------------------------------------------------------------------------------------------------------------------

 * As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.67% in 2002, 0.66% in 2001, 0.66% in 2000, 0.69% in 1999 and
    0.74% in 1998 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Balanced Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 58  Janus Aspen Series

CORE EQUITY PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------
                                                                 Years ended December 31
                                               2002           2001          2000          1999          1998
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                   $16.26         $19.20        $27.32        $19.41       $13.46
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                      0.05           0.11          0.07          0.07         0.02
  3.  Net gains or losses on securities
      (both realized and unrealized)           (3.02)         (2.34)        (1.95)          7.99         6.16
  4.  Total from investment operations         (2.97)         (2.23)        (1.88)          8.06         6.18
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                  (0.05)         (0.12)        (0.07)        (0.06)       (0.02)
  6.  Distributions (from capital gains)           --         (0.59)        (6.17)        (0.09)       (0.21)
  7.  Total distributions                      (0.05)         (0.71)        (6.24)        (0.15)       (0.23)
  8.  NET ASSET VALUE, END OF PERIOD           $13.24         $16.26        $19.20        $27.32       $19.41
  9.  Total return                           (18.27%)       (11.75%)       (8.07%)        41.58%       46.24%
 10.  Net assets, end of period (in
      thousands)                               $9,825        $12,634       $15,712       $18,975       $9,017
 11.  Average net assets for the period
      (in thousands)                          $11,550        $13,983       $17,328       $14,663       $5,629
 12.  Ratio of gross expenses to average
      net assets(1)(2)                          1.25%          1.13%         1.25%         1.25%        1.25%
 13.  Ratio of net expenses to average
      net assets(3)                             1.25%          1.12%         1.25%         1.25%        1.25%
 14.  Ratio of net investment income to
      average net assets                        0.32%          0.63%         0.36%         0.31%        0.17%
 15.  Portfolio turnover rate                     97%           114%           95%          114%          79%
-------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 1.87% in 2002, 1.13% in 2001, 1.65% in 2000, 1.38% in 1999 and
    1.86% in 1998 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Core Equity Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  59

FLEXIBLE INCOME PORTFOLIO - INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                               2002           2001           2000           1999           1998
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                   $11.66         $11.46         $11.41         $12.05         $11.78
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                      0.55           0.61           0.72           0.76           0.64
  3.  Net gains or losses on securities
      (both realized and unrealized)             0.65           0.26         (0.02)         (0.58)           0.41
  4.  Total from investment operations           1.20           0.87           0.70           0.18           1.05
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                  (0.56)         (0.67)         (0.65)         (0.75)         (0.67)
  6.  Distributions (from capital gains)           --             --             --         (0.07)         (0.11)
  7.  Total distributions                      (0.56)         (0.67)         (0.65)         (0.82)         (0.78)
  8.  NET ASSET VALUE, END OF PERIOD           $12.30         $11.66         $11.46         $11.41         $12.05
  9.  Total return                             10.48%          7.74%          6.25%          1.60%          9.11%
 10.  Net assets, end of period (in
      thousands)                             $591,189       $387,509       $242,401       $186,681       $129,582
 11.  Average net assets for the period
      (in thousands)                         $466,274       $317,156       $206,242       $161,459        $86,627
 12.  Ratio of gross expenses to average
      net assets(1)(2)                          0.66%          0.67%          0.76%          0.72%          0.73%
 13.  Ratio of net expenses to average
      net assets(3)                             0.66%          0.67%          0.76%          0.72%          0.73%
 14.  Ratio of net investment income to
      average net assets                        5.02%          5.87%          7.02%          6.99%          6.36%
 15.  Portfolio turnover rate                    229%           308%           202%           116%           145%
-----------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 0.66% in 2002, 0.67% in 2001, 0.76% in 2000, 0.72% in 1999 and
    0.73% in 1998 before waiver of certain fees and/or reduction of adviser's fees to the effective rate of Janus Flexible Income Fund.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 60  Janus Aspen Series

MONEY MARKET PORTFOLIO - INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------
                                                                 Years ended December 31
                                              2002           2001          2000          1999          1998
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                   $1.00          $1.00         $1.00         $1.00         $1.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                     0.02           0.04          0.06          0.05          0.05
  3.  Net gains or losses on securities
      (both realized and unrealized)              --             --            --            --            --
  4.  Total from investment operations          0.02           0.04          0.06          0.05          0.05
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                 (0.02)         (0.04)        (0.06)        (0.05)        (0.05)
  6.  Distributions (from capital gains)          --             --            --            --            --
  7.  Total distributions                     (0.02)         (0.04)        (0.06)        (0.05)        (0.05)
  8.  NET ASSET VALUE, END OF PERIOD           $1.00          $1.00         $1.00         $1.00         $1.00
  9.  Total return                             1.63%          4.22%         6.29%         4.98%         5.36%
 10.  Net assets, end of period (in
      thousands)                             $73,402       $100,231       $70,808       $69,266       $38,690
 11.  Average net assets for the period
      (in thousands)                         $93,310        $96,524       $64,491       $54,888       $31,665
 12.  Ratio of gross expenses to average
      net assets(1)                            0.39%          0.34%         0.36%         0.43%         0.34%
 13.  Ratio of net expenses to average
      net assets(2)                            0.39%          0.34%         0.36%         0.43%         0.34%
 14.  Ratio of net investment income to
      average net assets                       1.63%          4.07%         6.13%         4.94%         5.21%
-------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  61

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolios may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

          EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced

 62  Janus Aspen Series
          or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by a Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

                                                Glossary of investment terms  63

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolios may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolios may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolios may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

 64  Janus Aspen Series

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolios may purchase and write put and call options on securities, securities indices and foreign currencies. The Portfolios may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that a Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, a Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  65

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
          AA.......................... High quality; very strong capacity to pay principal and interest.
          A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
          BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

          Non-Investment Grade
          BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                       BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                       outweighed by large uncertainties or major risk exposure to adverse conditions.
          D........................... In default.

 66  Janus Aspen Series

MOODY'S INVESTORS SERVICE, INC.

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          Aaa......................... Highest quality, smallest degree of investment risk.
          Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
          A........................... Upper-medium grade obligations; many favorable investment attributes.
          Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

          Non-Investment Grade
          Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
          B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
          Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
          Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
          C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                                            Explanation of rating categories  67

SECURITIES HOLDINGS BY RATING CATEGORY

          During the year ended December 31, 2002, the percentage of securities holdings for Flexible Income Portfolio by rating category based upon a weighted monthly average was:

          FLEXIBLE INCOME PORTFOLIO
          ------------------------------------------------------------------

           BONDS-S&P RATING:
           AAA                                                           36%
           AA                                                             7%
           A                                                             15%
           BBB                                                           28%
           BB                                                             3%
           B                                                              3%
           CCC                                                            0%
           CC                                                             0%
           C                                                              0%
           Not Rated                                                      3%
           Preferred Stock                                                0%
           Cash and Options                                               5%
           TOTAL                                                        100%
          ------------------------------------------------------------------

          No other Portfolio described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the year ended December 31, 2002.

 68  Janus Aspen Series

                      This page intentionally left blank.

                     You can request other information,
                     including a Statement of Additional
                     Information, Annual Report or
                     Semiannual Report (as they become
                     available), free of charge, by
                     contacting your insurance company or
                     plan sponsor or visiting our Web site
                     at janus.com. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal year. Other information is
                     also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). You may also obtain
                     reports and other information about
                     the Portfolios from the Electronic
                     Data Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's Web site
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                        www.janus.com

                                        100 Fillmore Street
                                        Denver, CO 80206-4928
                                        1-800-525-0020

                    Investment Company Act File No. 811-7736

                                         May 1, 2003

                                          GROWTH
                                          Capital Appreciation Portfolio
                                          Growth Portfolio
                                          Growth and Income Portfolio
                                          Mid Cap Growth Portfolio
                                          (Formerly, Aggressive Growth
                                          Portfolio)
                                          Risk-Managed Large Cap Growth
                                          Portfolio
                                          INTERNATIONAL/GLOBAL
                                          Global Life Sciences Portfolio
                                          Global Technology Portfolio
                                          International Growth Portfolio
                                          International Value Portfolio
                                          (Formerly, Global Value Portfolio)
                                          Worldwide Growth Portfolio
                                          CORE
                                          Balanced Portfolio
                                          Core Equity Portfolio
                                          Risk-Managed Large Cap Core Portfolio
                                          VALUE
                                          Mid Cap Value Portfolio
                                          Small Cap Value Portfolio
                                          INCOME
                                          Flexible Income Portfolio
                                          Money Market Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                This prospectus describes seventeen series (the "Portfolios") with a variety of investment objectives, including growth of capital, current income and a combination of growth and income. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio. Risk-Managed Large Cap Growth Portfolio and Risk-Managed Large Cap Core Portfolio (together, the "Risk-Managed Portfolios") are subadvised by Enhanced Investment Technologies, LLC ("INTECH"). Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins"). Small Cap Value Portfolio is subadvised by Bay Isle Financial LLC ("Bay Isle"). Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Equity Portfolios........................................    2
                   Flexible Income Portfolio................................   19
                   Money Market Portfolio...................................   21
                   Fees and expenses........................................   23

                INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Equity Portfolios........................................   26
                   Flexible Income Portfolio................................   33
                   General portfolio policies of the Portfolios other than
                   Money Market Portfolio...................................   35
                   Risks for Equity Portfolios..............................   38
                   Risks for Flexible Income Portfolio......................   39
                   Risks Common to all Non-Money Market Portfolios..........   39
                   Money Market Portfolio...................................   42

                MANAGEMENT OF THE PORTFOLIOS
                   Investment adviser.......................................   45
                   Management expenses......................................   46
                   Subadvisers..............................................   47
                   Investment personnel.....................................   48

                OTHER INFORMATION...........................................   53

                DISTRIBUTIONS AND TAXES
                   Distributions............................................   55
                   Portfolios other than Money Market Portfolio.............   55
                   Money Market Portfolio...................................   55
                   Taxes....................................................   55

                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   57
                   Purchases................................................   57
                   Redemptions..............................................   58
                   Excessive trading........................................   58
                   Shareholder communications...............................   58

                FINANCIAL HIGHLIGHTS........................................   59

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   73
                   Futures, options and other derivatives...................   75
                   Other investments, strategies and/or techniques..........   76

                EXPLANATION OF RATING CATEGORIES............................   77

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

EQUITY PORTFOLIOS

          The Equity Portfolios are designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although Growth and Income Portfolio and Balanced Portfolio may also emphasize varying degrees of income, they are not designed for investors who desire a consistent level of income.

1. WHAT ARE THE INVESTMENT OBJECTIVES OF THE EQUITY PORTFOLIOS?

--------------------------------------------------------------------------------
          DOMESTIC EQUITY PORTFOLIOS

          JANUS MANAGED PORTFOLIOS

          - CAPITAL APPRECIATION PORTFOLIO, MID CAP GROWTH PORTFOLIO AND CORE EQUITY PORTFOLIO seek long-term growth of capital.

          - GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

          - GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

          - BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

          RISK-MANAGED PORTFOLIOS - SUBADVISED BY INTECH

          - RISK-MANAGED LARGE CAP GROWTH PORTFOLIO AND RISK-MANAGED LARGE CAP CORE PORTFOLIO seek long-term growth of capital.

          MID CAP VALUE PORTFOLIO - SUBADVISED BY PERKINS

          - MID CAP VALUE PORTFOLIO seeks capital appreciation.

          SMALL CAP VALUE PORTFOLIO - SUBADVISED BY BAY ISLE

          - SMALL CAP VALUE PORTFOLIO seeks capital appreciation.

          INTERNATIONAL/GLOBAL EQUITY PORTFOLIOS

          JANUS MANAGED PORTFOLIOS

          - GLOBAL LIFE SCIENCES PORTFOLIO, GLOBAL TECHNOLOGY PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO AND INTERNATIONAL VALUE PORTFOLIO seek long-term growth of capital.

          - WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

          The Portfolios' Trustees may change these objectives or the Portfolios' principal investment policies without a shareholder vote. The Portfolios will notify you at least 60 days before making any changes to their objectives or principal investment policies. If there is a material change to a Portfolio's objective or principal investment policies, you should consider whether that Portfolio remains an appropriate investment for you. There is no guarantee that a Portfolio will meet its objective.

 2  Janus Aspen Series

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE EQUITY PORTFOLIOS?

          Within the parameters of its specific investment policies discussed below, each Portfolio may invest without limit in foreign equity and debt securities.

          Within the parameters of its specific investment policies discussed below, each Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets (20% for Mid Cap Growth Portfolio, Core Equity Portfolio, Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio).

          JANUS MANAGED PORTFOLIOS

          The portfolio managers apply a "bottom up" approach in choosing investments. In other words, they look at companies one at a time to determine if a company is an attractive investment opportunity and consistent with a Portfolio's investment policies. If a portfolio manager is unable to find investments with earnings growth potential, a significant portion of a Portfolio's assets may be in cash or similar investments.

          CAPITAL APPRECIATION PORTFOLIO invests primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

          GROWTH PORTFOLIO invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

          GROWTH AND INCOME PORTFOLIO normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

          MID CAP GROWTH PORTFOLIO invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

          GLOBAL LIFE SCIENCES PORTFOLIO invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

          GLOBAL TECHNOLOGY PORTFOLIO invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

          INTERNATIONAL GROWTH PORTFOLIO invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.

          INTERNATIONAL VALUE PORTFOLIO invests, under normal circumstances, at least 80% of its net assets in securities of issuers located in at least five different countries excluding the United States. The Portfolio

                                                          Risk/return summary  3
          invests in issuers with the potential for long-term growth of capital using a "value" approach. The "value" approach emphasizes investments in companies the portfolio manager believes are undervalued relative to their intrinsic worth. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and, under unusual circumstances, it may invest in fewer than five countries or even in a single country.

          WORLDWIDE GROWTH PORTFOLIO invests primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country.

          BALANCED PORTFOLIO normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.

          CORE EQUITY PORTFOLIO invests, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible equity securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics. The Portfolio may invest in companies of any size.

          RISK-MANAGED PORTFOLIOS - SUBADVISED BY INTECH
          RISK-MANAGED LARGE CAP GROWTH PORTFOLIO AND RISK-MANAGED LARGE CAP CORE PORTFOLIO pursue their objectives by applying a mathematical portfolio management process to construct an investment portfolio from a universe of common stocks within their respective benchmark indices. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in each Portfolio's holdings. The primary aim of the strategies is to outperform their benchmark index. They pursue this goal by constructing portfolios of stocks with higher average stock volatility than the Portfolio's benchmark index and combining those stocks in a manner that the subadviser believes does not increase the overall portfolio volatility above that of the benchmark index. INTECH seeks to select stocks with higher average volatility than the benchmark by reviewing historical stock prices and estimating future volatility. More volatile stocks may tend to reside on the smaller cap end of the index. The Risk-Managed Portfolios' subadviser evaluates the relationship between the movements of different stocks to create the potential for returns in excess of its benchmark index. The goal is to achieve long-term returns, while controlling risks. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

          RISK-MANAGED LARGE CAP GROWTH PORTFOLIO invests, under normal circumstances, at least 80% of its assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index, at the time of purchase. The Portfolio invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Portfolio's benchmark, which is the Russell 1000 Growth Index, among other risk techniques.

          RISK-MANAGED LARGE CAP CORE PORTFOLIO invests, under normal circumstances, at least 80% of its assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 index, at the time of purchase. The Portfolio invests primarily in stocks selected for their growth potential. The Portfolio generally invests from the universe of the Portfolio's benchmark, which is the S&P 500 Index.

 4  Janus Aspen Series

          MID CAP VALUE PORTFOLIO - SUBADVISED BY PERKINS
          MID CAP VALUE PORTFOLIO invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly.

          Mid Cap Value Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Mid Cap Value Portfolio's portfolio manager generally looks for companies with:

          - A low price relative to their assets, earnings, cash flow or business franchise

          - Products and services that give them a competitive advantage

          - Quality balance sheets and strong management.

          SMALL CAP VALUE PORTFOLIO - SUBADVISED BY BAY ISLE
          SMALL CAP VALUE PORTFOLIO uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. Small Cap Value Portfolio's portfolio managers generally look for companies:

          - That have reasonably solid fundamentals

          - Whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flows or franchise values

          Small Cap Value Portfolio invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly.

          For purposes of Portfolios with 80% policies, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE EQUITY PORTFOLIOS?

          The biggest risk is that the Portfolios' returns may vary, and you could lose money. The Equity Portfolios are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of a Portfolio's holdings may decrease if the value of an individual company in the portfolio decreases or, in the case of INTERNATIONAL VALUE PORTFOLIO, MID CAP VALUE PORTFOLIO AND SMALL CAP VALUE PORTFOLIO, if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of a Portfolio's holdings could also decrease if the stock market goes down. If the value of a Portfolio's holdings decreases, that Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in a Portfolio you may get back less money.

                                                          Risk/return summary  5

          CAPITAL APPRECIATION PORTFOLIO, MID CAP GROWTH PORTFOLIO, GLOBAL TECHNOLOGY PORTFOLIO AND INTERNATIONAL VALUE PORTFOLIO are classified as nondiversified portfolios. This means they may hold larger positions in a smaller number of securities than a portfolio that is classified as diversified. As a result, a single security's increase or decrease in value may have a greater impact on a Portfolio's NAV and total return.

          GLOBAL LIFE SCIENCES PORTFOLIO, GLOBAL TECHNOLOGY PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO AND WORLDWIDE GROWTH PORTFOLIO may have significant exposure to foreign markets. As a result, their returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

          GLOBAL LIFE SCIENCES PORTFOLIO concentrates its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the Portfolio's NAV. The Portfolio's returns may be more volatile than those of a less concentrated portfolio.

          Although GLOBAL TECHNOLOGY PORTFOLIO does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

          The income component of BALANCED PORTFOLIO'S AND GROWTH AND INCOME PORTFOLIO'S holdings includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

          For the RISK-MANAGED PORTFOLIOS, the proprietary mathematical process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or their method of identifying stocks that tend to move in the same or opposite direction does not result in selecting stocks with continuing volatility and covariance as anticipated, the Portfolios may not outperform the benchmark indexes.

          MID CAP GROWTH PORTFOLIO'S AND MID CAP VALUE PORTFOLIO'S share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Portfolio's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks.

 6  Janus Aspen Series

          SMALL CAP VALUE PORTFOLIO'S share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.

          An investment in these Portfolios is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The following information provides some indication of the risks of investing in the Equity Portfolios by showing how each of the Equity Portfolios' performance has varied over time. The Portfolios' Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar charts depict the change in performance from year to year during the periods indicated but do not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolios do not impose any sales or other charges that would affect total return computations. Total return figures include the effect of each Portfolio's expenses. The tables compare the average annual returns for the Service Shares of each Portfolio for the periods indicated to a broad-based securities market index or indices.

          Since Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio did not commence investment operations until on or after December 31, 2002, performance information is not included for these Portfolios. The performance of these Portfolios will be compared to the following benchmarks:

            Risk-Managed Large Cap Growth Portfolio -- Russell 1000 Growth Index

            Risk-Managed Large Cap Core Portfolio -- S&P 500 Index

            Mid Cap Value Portfolio -- Russell Midcap Value Index

            Small Cap Value Portfolio -- Russell 2000 Value Index

                                                          Risk/return summary  7

          CAPITAL APPRECIATION PORTFOLIO - SERVICE SHARES

                 Annual returns for periods ended 12/31
                                                  57.91%     64.60%    (18.37%)   (21.83%)      (15.93%)
                                                   1998       1999       2000       2001          2002

                 Best Quarter:  4th-1999 40.00%    Worst Quarter:  3rd-2001 (18.74%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                    1 year     5 years       (5/1/97)
          Capital Appreciation Portfolio - Service Shares          (15.93%)      6.88%        10.59%
          S&P 500 Index*                                           (22.09%)    (0.58%)         3.12%
            (reflects no deduction for fees or expenses)
          Russell 1000 Growth Index**                              (27.88%)    (3.84%)         0.01%
            (reflects no deduction for fees or expenses)
                                                                   --------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.
          ** The Russell 1000 Growth Index contains those securities in the
             Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividends yields and higher forecasted growth values.

 8  Janus Aspen Series

          GROWTH PORTFOLIO - SERVICE SHARES

                 Annual returns for periods ended 12/31
                        2.71%     29.96%     18.14%     22.49%     35.59%     43.01%    (14.75%)   (24.90%)      (26.72%)
                        1994       1995       1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  4th-1998 27.71%    Worst Quarter:  3rd-2001 (24.83%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                    1 year     5 years       (9/13/93)
          Growth Portfolio - Service Shares                        (26.72%)     (1.87%)        6.57%
          S&P 500 Index*                                           (22.09%)     (0.58%)        9.17%
            (reflects no deduction for fees or expenses)
          Russell 1000 Growth Index**                              (27.88%)     (3.84%)        7.35%
            (reflects no deduction for fees or expenses)
                                                                   --------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.
          ** The Russell 1000 Growth Index contains those securities in the
             Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividends yields and higher forecasted growth values.

                                                          Risk/return summary  9

          GROWTH AND INCOME PORTFOLIO - SERVICE SHARES

                 Annual returns for periods ended 12/31
                                                        73.09%    (14.31%)   (13.58%)      (21.77%)
                                                         1999       2000       2001          2002

                 Best Quarter:  4th-1999 37.51%    Worst Quarter:  3rd-2002 (16.67%)

                                             Average annual total return for period ended 12/31/02
                                             -----------------------------------------------------
                                                                                   Since Inception
                                                                        1 year        (5/1/98)
          Growth and Income Portfolio - Service Shares                 (21.77%)         4.03%
          S&P 500 Index*                                               (22.09%)       (3.57%)
            (reflects no deduction for fees or expenses)
                                                                       ---------------------------

          * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

 10  Janus Aspen Series

          MID CAP GROWTH PORTFOLIO* - SERVICE SHARES

                 Annual returns for periods ended 12/31
                       16.33%     27.38%      7.72%     12.53%     34.19%     123.16%   (31.78%)   (39.59%)      (28.12%)
                        1994       1995       1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  4th-1999 58.17%    Worst Quarter:  1st-2001 (32.17%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                    1 year     5 years       (9/13/93)
          Mid Cap Growth Portfolio - Service Shares                (28.12%)    (2.36%)         6.97%
          Russell Midcap Growth Index**                            (27.41%)    (1.82%)         6.49%++
            (reflects no deduction for fees or expenses)
          S&P MidCap 400 Index+                                    (14.51%)      6.41%        12.17%
            (reflects no deduction for fees or expenses)
                                                                   --------------------------------------

           * Formerly, Aggressive Growth Portfolio.

          ** Effective May 1, 2003 Mid Cap Growth Portfolio changed its primary benchmark from the S&P MidCap 400 Index to the Russell Midcap Growth Index. This change was made in connection with the Portfolio's name change from Aggressive Growth Portfolio to Mid Cap Growth Portfolio and corresponding changes in investment policies. The Russell Midcap Growth Index consists of stocks from the Russell Midcap Index with a greater-than-average growth orientation. The Russell Midcap Index consists of the smallest 800 companies in the Russell 1000 Index, as ranked by total market capitalization. The Portfolio will retain the S&P MidCap 400 Index as a secondary index.

           + The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation.

          ++ The average annual total return was calculated based on historical information from 8/31/93 to 12/31/02 for the Russell Midcap Growth Index.

                                                         Risk/return summary  11

          GLOBAL LIFE SCIENCES PORTFOLIO - SERVICE SHARES

                 Annual returns for periods ended 12/31
                                                                   (16.76%)      (29.55%)
                                                                     2001          2002

                 Best Quarter:  2nd-2001 12.82%    Worst Quarter:  1st-2001 (25.46%)

                                            Average annual total return for periods ended 12/31/02
                                            ------------------------------------------------------
                                                                                   Since Inception
                                                                        1 year        (1/18/00)
          Global Life Sciences Portfolio - Service Shares              (29.55%)        (18.53%)
          S&P 500 Index*                                               (22.09%)        (14.51%)
            (reflects no deduction for fees or expenses)
                                                                       ---------------------------

          * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

 12  Janus Aspen Series

          GLOBAL TECHNOLOGY PORTFOLIO - SERVICE SHARES

                 Annual returns for periods ended 12/31
                                                                   (37.31%)      (40.93%)
                                                                     2001          2002

                 Best Quarter:  4th-2001 31.19%    Worst Quarter:  3rd-2001 (35.48%)

                                            Average annual total return for periods ended 12/31/02
                                            ------------------------------------------------------
                                                                                   Since Inception
                                                                        1 year        (1/18/00)
          Global Technology Portfolio - Service Shares                 (40.93%)       (37.98%)
          S&P 500 Index*                                               (22.09%)       (14.51%)
            (reflects no deduction for fees or expenses)
                                                                       ---------------------------

          * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

                                                         Risk/return summary  13

          INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES

                 Annual returns for periods ended 12/31
                                        23.15%     34.71%     18.36%     16.88%     79.52%    (16.14%)   (23.43%)      (25.76%)
                                         1995       1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  4th-1999 56.24%    Worst Quarter:  3rd-2001 (20.44%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                    1 year     5 years       (5/2/94)
          International Growth Portfolio - Service Shares          (25.76%)      0.01%         8.08%
          Morgan Stanley Capital International EAFE(R) Index*      (15.94%)    (2.89%)         0.40%
            (reflects no deduction for fees or expenses)
                                                                   --------------------------------------

          * The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in Europe, Australasia and the Far East.

 14  Janus Aspen Series

          INTERNATIONAL VALUE PORTFOLIO* - SERVICE SHARES

                 Annual returns for periods ended 12/31
                                                                            (13.37%)
                                                                              2002

                 Best Quarter:  1st-2002 8.96%    Worst Quarter:  3rd-2002 (18.96%)

                                            Average annual total return for periods ended 12/31/02
                                            ------------------------------------------------------
                                                                                   Since Inception
                                                                        1 year        (5/1/01)
          International Value Portfolio* - Service Shares              (13.37%)        (5.53%)
          Morgan Stanley Capital International EAFE(R) Index+          (15.94%)       (18.20%)
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International World Index++           (19.89%)       (18.43%)
            (reflects no deduction for fees or expenses)
                                                                       ---------------------------

           * Formerly, Global Value Portfolio.
           + Effective May 1, 2003, the Portfolio changed its benchmark from the Morgan Stanley Capital International World Index to the Morgan Stanley Capital International EAFE(R) Index. This change was made in connection with the Portfolio's name change from Global Value Portfolio to International Value Portfolio and corresponding changes in investment policies. The Morgan Stanley Capital International EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of 21 Developed Market countries in Europe, Australasia and the Far East.
          ++ The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region.

                                                         Risk/return summary  15

          WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES

                 Annual returns for periods ended 12/31
                        1.53%     27.29%     28.80%     21.91%     28.71%     63.49%    (15.99%)   (22.62%)      (25.71%)
                        1994       1995       1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  4th-1999 41.62%    Worst Quarter:  3rd-2001 (20.50%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                    1 year     5 years       (9/13/93)
          Worldwide Growth Portfolio - Service Shares              (25.71%)      0.33%        10.09%
          Morgan Stanley Capital International World Index*        (19.89%)    (2.11%)         4.51%
            (reflects no deduction for fees or expenses)
                                                                   --------------------------------------

          * The Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region.

 16  Janus Aspen Series

          BALANCED PORTFOLIO - SERVICE SHARES

                 Annual returns for periods ended 12/31
                        0.84%     24.79%     16.18%     21.96%     34.03%     26.03%     (1.37%)    (4.90%)       (6.67%)
                        1994       1995       1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  4th-1998 20.26%    Worst Quarter:  3rd-2001 (5.91%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                    1 year     5 years       (9/13/93)
          Balanced Portfolio - Service Shares                       (6.67%)     8.14%         11.86%
          S&P 500 Index*                                           (22.09%)    (0.58%)         9.17%
            (reflects no deduction for fees or expenses)
          Lehman Brothers Gov't/Credit Index**                       11.04%     7.62%          7.00%
            (reflects no deduction for fees or expenses)
                                                                   --------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks,
             a widely recognized, unmanaged index of common stock prices.
          ** Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

                                                         Risk/return summary  17

          CORE EQUITY PORTFOLIO - SERVICE SHARES

                 Annual returns for periods ended 12/31
                                                  45.99%     40.39%     (8.24%)   (12.04%)      (18.45%)
                                                   1998       1999       2000       2001          2002

                 Best Quarter:  4th-1998 28.47%    Worst Quarter:  3rd-2002 (15.40%)

                                                     Average annual total return for periods ended 12/31/02
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/97)
          Core Equity Portfolio - Service Shares                      (18.45%)     6.17%        11.07%
          S&P 500 Index*                                              (22.09%)   (0.58%)         3.12%
            (reflects no deduction for fees or expenses)
                                                                      -------------------------------------

           * The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

          The Equity Portfolios' past performance does not necessarily indicate how they will perform in the future.

 18  Janus Aspen Series

FLEXIBLE INCOME PORTFOLIO

          Flexible Income Portfolio is designed for long-term investors who primarily seek total return.

1. WHAT IS THE INVESTMENT OBJECTIVE OF FLEXIBLE INCOME PORTFOLIO?

--------------------------------------------------------------------------------
          FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote. The Portfolio will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF FLEXIBLE INCOME PORTFOLIO?

          In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's assets may be in cash or similar investments.

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign debt and equity securities.

          Flexible Income Portfolio invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain a dollar-weighted average portfolio maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN FLEXIBLE INCOME PORTFOLIO?

          Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio's returns and yields will vary, and you could lose money.

          The Portfolio invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's net asset value (NAV) will likewise decrease. Another fundamental risk associated with the Portfolio is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. In addition, default risk, the risk that an issuer will not be able to pay interest and principal when due, is a fundamental risk associated with the Portfolio.

          The Portfolio will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to less than 35% of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the

                                                         Risk/return summary  19
          performance and NAV of the Portfolio may vary significantly, depending upon its holdings of high-yield/ high-risk bonds.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          The following information provides some indication of the risks of investing in Flexible Income Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares of the Portfolio reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Shares' estimated fees and expenses on (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated but does not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index.

          FLEXIBLE INCOME PORTFOLIO - SERVICE SHARES

                 Annual returns for periods ended 12/31
                       (0.91%)    23.86%      9.03%     11.52%      8.85%      1.30%      6.00%      7.49%        10.16%
                        1994       1995       1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  2nd-1995 6.71%    Worst Quarter:  2nd-1999 (1.27%)

                                                   Average annual total return for periods ended 12/31/02
                                                   ------------------------------------------------------
                                                                                          Since Inception
                                                                     1 year    5 years       (9/13/93)
          Flexible Income Portfolio - Service Shares                 10.16%     6.71%          8.20%
          Lehman Brothers Gov't/Credit Index*                        11.04%     7.62%          7.00%
            (reflects no deduction for fees or expenses)
                                                                     ------------------------------------

          * Lehman Brothers Gov't/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.

          Flexible Income Portfolio's past performance does not necessarily indicate how it will perform in the future.

 20  Janus Aspen Series

MONEY MARKET PORTFOLIO

          Money Market Portfolio is designed for investors who seek current income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF MONEY MARKET PORTFOLIO?

--------------------------------------------------------------------------------
          MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of capital.

          The Portfolio's Trustees may change this objective without a shareholder vote. The Portfolio will notify you at least 60 days before making any material changes to its objective or principal investment policies. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF MONEY MARKET PORTFOLIO?

          Money Market Portfolio will invest only in high-quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital Management LLC ("Janus Capital"). The Portfolio invests primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN MONEY MARKET PORTFOLIO?

          The Portfolio's yields will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the Portfolio's yield may be eroded by inflation. Although Money Market Portfolio invests only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations.

          An investment in Money Market Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

                                                         Risk/return summary  21

          The following information provides some indication of the risks of investing in Money Market Portfolio by showing how the performance of Money Market Portfolio has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares of the Portfolio reflect the historical performance of a different class of shares (the Institutional Shares) prior to December 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year, but does not include charges and expenses attributable to any insurance product which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses.

          MONEY MARKET PORTFOLIO - SERVICE SHARES

                 Annual returns for periods ended 12/31
                                         4.88%      5.00%      5.03%      4.79%      6.03%      3.97%         1.36%
                                         1996       1997       1998       1999       2000       2001          2002

                 Best Quarter:  4th-2000 1.57%    Worst Quarter:  4th-2002 0.26%

          The 7-day yield for the Portfolio's Shares on December 31, 2002 was 0.82%. For the Portfolio's current yield, call the Janus XpressLine(TM) at 1-888-979-7737.

          Money Market Portfolio's past performance does not necessarily indicate how it will perform in the future.

 22  Janus Aspen Series

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Janus funds are no-load investments, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

                                                         Risk/return summary  23

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.


                                                                                Total Annual Fund              Total Annual Fund
                                                      Distribution                  Operating                      Operating
                                         Management     (12b-1)       Other          Expenses         Total        Expenses
                                            Fees        Fees(1)      Expenses   Without Waivers(2)   Waivers    With Waivers(2)
    Growth
      Capital Appreciation Portfolio       0.65%         0.25%        0.02%           0.92%             N/A         0.92%
      Growth Portfolio                     0.65%         0.25%        0.02%           0.92%             N/A         0.92%
      Growth and Income Portfolio          0.65%         0.25%        0.11%           1.01%             N/A         1.01%
      Mid Cap Growth Portfolio(3)          0.65%         0.25%        0.02%           0.92%             N/A         0.92%
      Risk-Managed Large Cap Growth
         Portfolio                         0.65%         0.25%        0.44%(4)        1.34%             N/A         1.34%
    International/Global
      Global Life Sciences Portfolio       0.65%         0.25%        0.22%           1.12%             N/A         1.12%
      Global Technology Portfolio          0.65%         0.25%        0.07%           0.97%             N/A         0.97%
      International Growth Portfolio       0.65%         0.25%        0.09%           0.99%             N/A         0.99%
      International Value Portfolio(5)     0.65%         0.25%        1.64%           2.54%           1.04%         1.50%
      Worldwide Growth Portfolio           0.65%         0.25%        0.05%           0.95%             N/A         0.95%
    Core
      Balanced Portfolio                   0.65%         0.25%        0.02%           0.92%             N/A         0.92%
      Core Equity Portfolio                0.65%         0.25%        1.22%           2.12%           0.62%         1.50%
      Risk-Managed Large Cap Core
         Portfolio                         0.65%         0.25%        0.44%(4)        1.34%             N/A         1.34%
    Value
      Mid Cap Value Portfolio              0.65%         0.25%        0.44%(4)        1.34%             N/A         1.34%
      Small Cap Value Portfolio            0.75%         0.25%        0.44%(4)        1.44%             N/A         1.44%
    Income
      Flexible Income Portfolio            0.61%         0.25%        0.05%           0.91%             N/A         0.91%
      Money Market Portfolio               0.25%         0.25%        0.16%           0.66%             N/A         0.66%

   (1) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
   (2) Expenses for all Portfolios except Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio are based upon expenses for the fiscal year ended December 31, 2002. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreements. All expenses are shown without the effect of any expense offset arrangements.
   (3) Formerly, Aggressive Growth Portfolio.
   (4) Since the Portfolio did not commence investment operations until on or after December 31, 2002, "Other Expenses" are based upon estimated expenses the Portfolio expects to incur during its initial fiscal year. Included in Other Expenses is a service fee of 0.10% of the average daily net assets to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.
   (5) Formerly, Global Value Portfolio.

 24  Janus Aspen Series

   EXAMPLE:
   THE FOLLOWING EXAMPLE IS BASED ON EXPENSES WITHOUT WAIVERS (IF ANY). This example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    Growth
      Capital Appreciation Portfolio                               $ 94       $293      $  509      $1,131
      Growth Portfolio                                             $ 94       $293      $  509      $1,131
      Growth and Income Portfolio                                  $103       $322      $  558      $1,236
      Mid Cap Growth Portfolio(1)                                  $ 94       $293      $  509      $1,131
      Risk-Managed Large Cap Growth Portfolio                      $136       $425         N/A         N/A
    International/Global
      Global Life Sciences Portfolio                               $114       $356      $  617      $1,363
      Global Technology Portfolio                                  $ 99       $309      $  536      $1,190
      International Growth Portfolio                               $101       $315      $  547      $1,213
      International Value Portfolio(1)                             $257       $791      $1,350      $2,875
      Worldwide Growth Portfolio                                   $ 97       $303      $  526      $1,166
    Core
      Balanced Portfolio                                           $ 94       $293      $  509      $1,131
      Core Equity Portfolio                                        $215       $664      $1,139      $2,452
      Risk-Managed Large Cap Core Portfolio                        $136       $425         N/A         N/A
    Core
      Mid Cap Value Portfolio                                      $136       $425         N/A         N/A
      Small Cap Value Portfolio                                    $147       $456         N/A         N/A
    Income
      Flexible Income Portfolio                                    $ 93       $290      $  504      $1,120
      Money Market Portfolio                                       $ 67       $211      $  368      $  822

   (1) Formerly, Aggressive Growth Portfolio.
   (2) Formerly, Global Value Portfolio.

                                                         Risk/return summary  25

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

          Certain Portfolios have a similar investment objective and similar principal investment strategies to a Janus retail fund:

                Growth Portfolios
                Capital Appreciation Portfolio                              Janus Twenty Fund
                Growth Portfolio                                                   Janus Fund
                Growth and Income Portfolio                      Janus Growth and Income Fund
                Mid Cap Growth Portfolio                                Janus Enterprise Fund
                International/Global Portfolios
                Global Life Sciences Portfolio                Janus Global Life Sciences Fund
                Global Technology Portfolio                      Janus Global Technology Fund
                International Growth Portfolio                            Janus Overseas Fund
                Worldwide Growth Portfolio                               Janus Worldwide Fund
                Core Portfolios
                Balanced Portfolio                                        Janus Balanced Fund
                Core Equity Portfolio                                  Janus Core Equity Fund
                Value Portfolio
                Mid Cap Value Portfolio                              Janus Mid Cap Value Fund
                Income Portfolios
                Flexible Income Portfolio                          Janus Flexible Income Fund
                Money Market Portfolio                                Janus Money Market Fund

          Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Risk-Managed Large Cap Growth Portfolio, International Value Portfolio, Risk-Managed Large Cap Core Portfolio and Small Cap Value Portfolio do not have a corresponding Janus retail fund. Mid Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies. Janus Enterprise Fund invests, under normal circumstances, at least 50% of its equity assets in medium-sized companies.

EQUITY PORTFOLIOS

          This section takes a closer look at the investment objectives of each of the Equity Portfolios, their principal investment strategies and certain risks of investing in the Equity Portfolios. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

 26  Janus Aspen Series

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

DOMESTIC EQUITY PORTFOLIOS - JANUS MANAGED PORTFOLIOS

          CAPITAL APPRECIATION PORTFOLIO
          Capital Appreciation Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

          GROWTH PORTFOLIO
          Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

          GROWTH AND INCOME PORTFOLIO
          Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

          MID CAP GROWTH PORTFOLIO
          Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 2002, they ranged from approximately $224 million to $13.5 billion.

          BALANCED PORTFOLIO
          Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

          CORE EQUITY PORTFOLIO
          Core Equity Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities selected for their growth potential. Eligible securities include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics.

            Investment objectives, principal investment strategies and risks  27

DOMESTIC EQUITY PORTFOLIOS - SUBADVISED BY INTECH

          RISK-MANAGED LARGE CAP GROWTH PORTFOLIO
          Risk-Managed Large Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index, at the time of purchase. The Portfolio invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Portfolio's benchmark, which is the Russell 1000 Growth Index, among other risk control techniques.

          RISK-MANAGED LARGE CAP CORE PORTFOLIO
          Risk-Managed Large Cap Core Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index, at the time of purchase. The Portfolio invests primarily in stocks selected for their growth potential. The Portfolio generally invests from the universe of the Portfolio's benchmark, which is the S&P 500 Index.

DOMESTIC EQUITY PORTFOLIO - SUBADVISED BY PERKINS

          MID CAP VALUE PORTFOLIO
          MID CAP VALUE PORTFOLIO seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly.

DOMESTIC EQUITY PORTFOLIO - SUBADVISED BY BAY ISLE

          SMALL CAP VALUE PORTFOLIO
          Small Cap Value Portfolio seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly.

INTERNATIONAL/GLOBAL EQUITY PORTFOLIOS - JANUS MANAGED PORTFOLIOS

          GLOBAL LIFE SCIENCES PORTFOLIO
          Global Life Sciences Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. As a fundamental policy, the Portfolio normally invests at

 28  Janus Aspen Series
          least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

          GLOBAL TECHNOLOGY PORTFOLIO
          Global Technology Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

          a. Companies that the portfolio manager believes have or will develop products, processes or services that will provide significant technological advancements or improvements; and

          b. Companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

          It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

          INTERNATIONAL GROWTH PORTFOLIO
          International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and, under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.

          INTERNATIONAL VALUE PORTFOLIO
          International Value Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers located in at least five different countries, excluding the United States. The Portfolio invests in issuers with the potential for long-term growth of capital using a "value" approach. The "value" approach the portfolio manager uses emphasizes investments in companies he believes are undervalued relative to their intrinsic worth. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country.

          WORLDWIDE GROWTH PORTFOLIO
          Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country.

          The following questions and answers are designed to help you better understand the Equity Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS MANAGED BY JANUS?

          Consistent with its investment objective and policies, each of the Portfolios may invest substantially all of its assets in common stocks if its portfolio manager believes that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that

            Investment objectives, principal investment strategies and risks 29 they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

          Balanced Portfolio and Growth and Income Portfolio may each emphasize varying degrees of income. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the other Portfolios' investments may be incidental to their objectives. In the case of Balanced Portfolio and Growth and Income Portfolio, a portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stock.

2. HOW ARE COMMON STOCKS SELECTED BY INTECH FOR THE RISK-MANAGED PORTFOLIOS?

          INTECH applies a mathematical portfolio management process to construct an investment portfolio for each Portfolio. INTECH developed the formulas underlying this mathematical process.

          The mathematical process is designed to take advantage of market volatility (variation in stock prices), rather than using research or market/economic trends to predict the future returns of stocks. The process seeks to generate a return in excess of each Portfolio's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical process involves:

          - selecting stocks primarily from stocks within a Portfolio's benchmark;

          - periodically determining an optimal weighting of these stocks and rebalancing to the optimal weighting; and

          - monitoring the total risk and volatility of a Portfolio's holdings with respect to the benchmark index.

          INTECH seeks to outperform the benchmark index through its mathematical process. INTECH seeks to identify those stocks in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant under performance relative to the benchmark index.

          The Portfolios may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

3. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE PORTFOLIO?

          Mid Cap Value Portfolio's portfolio manager focuses on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Portfolio look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.

4. HOW ARE COMMON STOCKS SELECTED BY BAY ISLE FOR SMALL CAP VALUE PORTFOLIO?

          Small Cap Value Portfolio's portfolio managers use fundamental analysis and proprietary valuation models to select a core holding of stocks for the Portfolio. The portfolio managers of Small Cap Value Portfolio generally look for companies with reasonably solid fundamentals, that are trading at a discount to their intrinsic investment value based on their assets, earnings, cash flow or franchise value. To a certain degree, the Small Cap Value Portfolio invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

 30  Janus Aspen Series

5. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

6. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for Mid Cap Growth Portfolio, Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio. The other Equity Portfolios offered by this Prospectus do not emphasize companies of any particular size.

7. HOW DOES THE PORTFOLIO MANAGER OF INTERNATIONAL VALUE PORTFOLIO DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

          A company may be undervalued when, in the opinion of the portfolio manager, the company is selling for a price that is below its intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Portfolio than those obtained by paying premium prices for companies currently in favor in the market.

8. HOW DO GROWTH AND INCOME PORTFOLIO AND BALANCED PORTFOLIO DIFFER FROM EACH OTHER?

          Growth and Income Portfolio places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its NAV can be expected to fluctuate more than Balanced Portfolio. Balanced Portfolio places a greater emphasis on the income component of its portfolio and invests to a greater degree in securities selected primarily for their income potential. As a result it is expected to be less volatile than Growth and Income Portfolio.

9. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?

          Balanced Portfolio and Growth and Income Portfolio shift assets between the growth and income components of their holdings based on the portfolio managers' analysis of relevant market, financial and economic conditions. If a portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Portfolio will place a greater emphasis on the growth component.

10. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?

          The growth component of these Portfolios is expected to consist primarily of common stocks, but may also include preferred stocks or convertible securities selected primarily for their growth potential.

            Investment objectives, principal investment strategies and risks  31

11. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?

          The income component of Balanced Portfolio's and Growth and Income Portfolio's holdings will consist of securities that a portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of a Portfolio if they currently pay dividends or a portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

12. HOW DO INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME PORTFOLIO OR BALANCED PORTFOLIO INVESTMENT?

          The income component of Balanced Portfolio's and Growth and Income Portfolio's holdings includes fixed-income securities. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

13. WHAT DOES "LIFE SCIENCE ORIENTATION" MEAN IN RELATION TO GLOBAL LIFE SCIENCES PORTFOLIO?

          Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production or distribution of products or services related to health and personal care, medicine or pharmaceuticals. Life science oriented companies also include companies that the portfolio manager believes have growth potential primarily as a result of particular products, technology, patents or other market advantages in the life sciences. Life sciences encompass a variety of industries, including health care, nutrition, agriculture, medical diagnostics, nuclear and biochemical research and development and health care facilities ownership and operation.

14. WHAT IS GLOBAL TECHNOLOGY PORTFOLIO'S INDUSTRY POLICY?

          Global Technology Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, its portfolio manager may have more flexibility to find companies that he believes will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

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

FLEXIBLE INCOME PORTFOLIO

          This section takes a closer look at the investment objective of Flexible Income Portfolio, its principal investment strategies and certain risks of investing in Flexible Income Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

          In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's assets may be in cash or similar investments.

          Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain a dollar-weighted average portfolio maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

The following questions and answers are designed to help you better understand Flexible Income Portfolio's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

          Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES FLEXIBLE INCOME PORTFOLIO MANAGE INTEREST RATE RISK?

          The portfolio manager may vary the average-weighted effective maturity of the Portfolio to reflect his analysis of interest rate trends and other factors. The Portfolio's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Portfolio may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY THE PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

          The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an

            Investment objectives, principal investment strategies and risks 33 effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE PORTFOLIO'S "DURATION"?

          A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the Portfolio with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Portfolio's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

          A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

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

GENERAL PORTFOLIO POLICIES OF THE PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO

          Unless otherwise stated, each of the following policies applies to all of the Portfolios other than Money Market Portfolio. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          Except for the Risk-Managed Portfolios, when a portfolio manager believes that market conditions are unfavorable for profitable investing, or when he or she is otherwise unable to locate attractive investment opportunities, the Portfolios' cash or similar investments may increase. In other words, the Portfolios do not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after a portfolio manager has committed available assets to desirable investment opportunities. However, a portfolio manager may also temporarily increase a Portfolio's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly.

          The Risk-Managed Portfolios subadvised by INTECH normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Risk-Managed Portfolios may use exchange traded funds as well as futures, options, and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

          When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          The Equity Portfolios invest primarily in domestic and foreign equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Portfolios may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 20% of Mid Cap Growth Portfolio's, Core Equity Portfolio's, Risk-Managed Large Cap Growth Portfolio's, Risk-Managed Large Cap Core Portfolio's, Mid Cap Value Portfolio's and Small Cap Value Portfolio's assets and less than 35% of each other Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of a Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

            Investment objectives, principal investment strategies and risks  35

          Flexible Income Portfolio invests primarily in fixed-income securities which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk fixed-income bonds and municipal obligations. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities may include:

          - common stocks

          - pass-through securities including mortgage- and asset-backed securities

          - zero coupon, pay-in-kind and step coupon securities

          - options, futures, forwards, swaps and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          Each Portfolio may invest in special situations. A special situation arises when, in the opinion of a portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolios generally intend to purchase securities for long-term investment although, to the extent permitted by its specific investment policies, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take

 36  Janus Aspen Series
          advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of the Portfolio's investments and the investment style of the portfolio manager. Changes are made in a Portfolio's holdings whenever its portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          The rebalancing techniques used by the Risk-Managed Portfolios may result in a higher portfolio turnover compared to a "buy and hold" or index fund strategy. INTECH periodically rebalances the stocks in the portfolios to their optimal weighting verses each Portfolio's benchmark index, as determined by INTECH's mathematical process. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

          Flexible Income Portfolio has historically had relatively high portfolio turnover due to the nature of the securities in which it invests. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The Financial Highlights section of this Prospectus shows the Portfolios' historical turnover rates.

            Investment objectives, principal investment strategies and risks  37

RISKS FOR EQUITY PORTFOLIOS

          Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. Global Life Sciences Portfolio's and Global Technology Portfolio's performance may also be affected by industry risk to a greater extent than the other Portfolios.

The following questions and answers are designed to help you better understand some of the risks of investing in the Equity Portfolios.

1. THE PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFICATION CLASSIFICATION OF CAPITAL APPRECIATION PORTFOLIO, MID CAP GROWTH PORTFOLIO, GLOBAL TECHNOLOGY PORTFOLIO AND INTERNATIONAL VALUE PORTFOLIO AFFECT THE PORTFOLIOS' RISK PROFILE?

          Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A portfolio that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as "diversified." This gives the Portfolios more flexibility to focus their investments in the most attractive companies identified by the portfolio managers. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a nondiversified portfolio, its share price can be expected to fluctuate more than a comparable diversified portfolio. This fluctuation, if significant, may affect the performance of a Portfolio.

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

          If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of International Value Portfolio, Mid Cap Value Portfolio or Small Cap Value Portfolio may suffer. In general, each portfolio manager believes these risks are mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.

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

RISKS FOR FLEXIBLE INCOME PORTFOLIO

          Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

          The following questions and answers are designed to help you better understand some of the risks of investing in Flexible Income Portfolio.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

          Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

          Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's Ratings Service and Moody's Investors Service, Inc. are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.

RISKS COMMON TO ALL NON-MONEY MARKET PORTFOLIOS

          The following questions and answers discuss risks that apply to all Portfolios other than Money Market Portfolio.

1. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

          Within the parameters of its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

          - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

            Investment objectives, principal investment strategies and risks  39

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

          Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

3. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

          The Portfolios may use futures, options, swaps and other derivative instruments to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolios. However, a Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgment proves incorrect.

          The Risk-Managed Portfolios' subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

          The Risk-Managed Portfolios normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may use futures and options and may invest in exchange traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolios may use futures, options, swaps and other derivative instruments to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolios. However, a Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgment proves incorrect.

4. WHAT IS "INDUSTRY RISK"?

          Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are

 40  Janus Aspen Series
          more likely to react similarly to industry-specific market or economic developments. In the life sciences, for example, many companies are subject to government regulation and approval of their products and services, which may affect their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. Similarly, in technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

          Global Life Sciences Portfolio invests in a concentrated portfolio, which may result in greater exposure to related industries. As a result, the Portfolio may be more volatile than a less concentrated portfolio. The Portfolios may at times have significant exposure to industry risk as a result of investing in multiple companies in a particular industry.

            Investment objectives, principal investment strategies and risks  41

MONEY MARKET PORTFOLIO

          This section takes a closer look at the investment objective of Money Market Portfolio, its principal investment strategies and certain risks of investing in the Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Money Market Portfolio is subject to certain specific SEC rule requirements. Among other things, the Portfolio is limited to investing in U.S. dollar-denominated instruments with a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act).

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

          Money Market Portfolio seeks maximum current income to the extent consistent with stability of capital. It pursues its objective by investing primarily in high quality debt obligations and obligations of financial institutions. Debt obligations may include commercial paper, notes and bonds, and variable amount master demand notes. Obligations of financial institutions include certificates of deposit and time deposits.

          The Portfolio will:

          - invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital

          - invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the 1940 Act)

          - maintain a dollar-weighted average portfolio maturity of 90 days or less

TYPES OF INVESTMENTS

          The Portfolio invests primarily in:

          - high quality debt obligations

          - obligations of financial institutions

          The Portfolio may also invest (to a lesser degree) in:

          - U.S. Government Securities (securities issued or guaranteed by the U.S. government, its agencies and instrumentalities)

          - municipal securities

          DEBT OBLIGATIONS

          The Portfolio may invest in U.S. dollar denominated debt obligations. Debt obligations include:

          - commercial paper

          - notes and bonds

          - variable amount master demand notes (the payment obligations on these instruments may be backed by securities, swap agreements or other assets, by a guarantee of a third party or solely by the unsecured promise of the issuer to make payments when due)

          - privately issued commercial paper or other securities that are restricted as to disposition under the federal securities laws

 42  Janus Aspen Series

          OBLIGATIONS OF FINANCIAL INSTITUTIONS

          Examples of obligations of financial institutions include:

          - negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars

          - Eurodollar and Yankee bank obligations (Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks)

          - other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest

          Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

INVESTMENT TECHNIQUES

          The following is a description of other investment techniques that Money Market Portfolio may use:

          PARTICIPATION INTERESTS
          A participation interest gives Money Market Portfolio a proportionate, undivided interest in underlying debt securities and sometimes carries a demand feature.

          DEMAND FEATURES
          Demand features give Money Market Portfolio the right to resell securities at specified periods prior to their maturity dates. Demand features may shorten the life of a variable or floating rate security, enhance the instrument's credit quality and provide a source of liquidity.

          Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of Money Market Portfolio's investments may be dependent in part on the credit quality of the banks supporting Money Market Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

          VARIABLE AND FLOATING RATE SECURITIES
          Money Market Portfolio may invest in securities which have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. Variable and floating rate securities are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness.

            Investment objectives, principal investment strategies and risks  43

          MORTGAGE- AND ASSET-BACKED SECURITIES
          Money Market Portfolio may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entity. The Portfolio may purchase other mortgage- and asset-backed securities including securities backed by automobile loans, equipment leases or credit card receivables.

          Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in the Portfolio having to reinvest proceeds at a lower interest rate.

          REPURCHASE AGREEMENTS
          Money Market Portfolio may enter into collateralized repurchase agreements. Repurchase agreements are transactions in which the Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest and is collateralized by cash or securities.

          If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, Money Market Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

 44  Janus Aspen Series

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to each of the Portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the Portfolios.

          Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning each Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

                                                Management of the Portfolios  45

MANAGEMENT EXPENSES

          Each Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolios must pay. Janus Capital pays INTECH and Bay Isle a subadvisory fee from its management fee for managing Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio, and Small Cap Growth Portfolio, respectively, and Mid Cap Value Portfolio pays Perkins a subadvisory fee directly for managing the Portfolio.

          The Shares of each Portfolio incur expenses not assumed by Janus Capital, including the distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. Each of the Portfolios is subject to the following management fee schedule (expressed as an annual rate).

                                                         Average Daily
                                                          Net Assets         Annual Rate      Expense Limit
    Portfolios                                           of Portfolio       Percentage (%)    Percentage (%)
    Growth
      Capital Appreciation Portfolio                   All Asset Levels          0.65               N/A
      Growth Portfolio                                 All Asset Levels          0.65               N/A
      Growth and Income Portfolio                      All Asset Levels          0.65               N/A
      Mid Cap Growth Portfolio(1)                      All Asset Levels          0.65               N/A
      Risk-Managed Large Cap Growth Portfolio          All Asset Levels          0.65              1.25(2)
    International/Global
      Global Life Sciences Portfolio                   All Asset Levels          0.65              1.25(2)
      Global Technology Portfolio                      All Asset Levels          0.65              1.25(2)
      International Growth Portfolio                   All Asset Levels          0.65               N/A
      International Value Portfolio(3)                 All Asset Levels          0.65              1.25(4)
      Worldwide Growth Portfolio                       All Asset Levels          0.65               N/A
    Core
      Balanced Portfolio                               All Asset Levels          0.65               N/A
      Core Equity Portfolio                            All Asset Levels          0.65              1.25(4)
      Risk-Managed Large Cap Core Portfolio            All Asset Levels          0.65              1.25(2)
    Value
      Mid Cap Value Portfolio                          All Asset Levels          0.65              1.25(2)
      Small Cap Value Portfolio                        All Asset Levels          0.75              1.35(2)
    Income
      Flexible Income Portfolio                        First $300
                                                       Million                   0.65              1.00(2)
                                                       Over $300 Million         0.55
      Money Market Portfolio                           All Asset Levels          0.25              0.50(2)

   (1) Formerly, Aggressive Growth Portfolio.
   (2) Janus Capital has agreed to limit the Portfolios' expenses (excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements. The Portfolios' expenses without waivers are not expected to exceed the expense limit.
   (3) Formerly, Global Value Portfolio.
   (4) Janus Capital has agreed to limit the Portfolios' expenses (excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements.

 46  Janus Aspen Series

          For the fiscal year ended December 31, 2002, each Portfolio paid Janus Capital the following management fees (net of fee waivers) based on each Portfolio's average net assets:

                                                                        Management Fee
                                                                  (for the Fiscal Year Ended
    Portfolio                                                         December 31, 2002)
    ----------------------------------------------------------------------------------------
       Capital Appreciation Portfolio                                       0.65%
       Growth Portfolio                                                     0.65%
       Growth and Income Portfolio                                          0.65%
       Mid Cap Growth Portfolio(1)                                          0.65%
       Global Life Sciences Portfolio                                       0.65%
       Global Technology Portfolio                                          0.65%
       International Growth Portfolio                                       0.65%
       International Value Portfolio(2)                                     0.00%
       Worldwide Growth Portfolio                                           0.65%
       Balanced Portfolio                                                   0.65%
       Core Equity Portfolio                                                0.03%
       Flexible Income Portfolio                                            0.61%
       Money Market Portfolio                                               0.25%

   (1) Formerly, Aggressive Growth Portfolio
   (2) Formerly, Global Value Portfolio

          Absent fee waivers, the management fees based upon each Portfolio's average net assets would have been 0.65% for International Value Portfolio and Core Equity Portfolio.

SUBADVISERS

          Enhanced Investment Technologies, LLC ("INTECH") serves as subadviser to Risk-Managed Large Cap Growth Portfolio and Risk-Managed Large Cap Core Portfolio. INTECH, 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, also serves as investment adviser to separately managed accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Portfolios. As of January 1, 2003, Janus Capital indirectly owned 50.1% of the outstanding voting shares of INTECH.

          Perkins, Wolf, McDonnell and Company, LLC ("Perkins") serves as subadviser to Mid Cap Value Portfolio. Perkins, 310 S. Michigan Avenue, Suite 2600, Chicago, IL 60604, has been in the investment management business since 1984 and provides day-to-day management of the portfolio operations as subadviser of Mid Cap Value Portfolio, as well as other mutual funds and separate accounts. Janus Capital has agreed to take a 30% ownership stake in Perkins' investment advisory business subject to certain conditions.

          Bay Isle Financial LLC ("Bay Isle") serves as subadviser to Small Cap Value Portfolio. Bay Isle, 475 14th Street, Suite 550, Oakland, California 94612, has been in the investment advisory business since 1987 and provides day-to-day management of the portfolio operations as subadviser of Small Cap Value Portfolio, as well as other mutual funds and separate accounts. As of January 1, 2003, Janus Capital indirectly owned all of the outstanding voting shares of Bay Isle.

                                                Management of the Portfolios  47

INVESTMENT PERSONNEL

JANUS PORTFOLIO MANAGERS

LAURENCE J. CHANG
--------------------------------------------------------------------------------
            is Executive Vice President and Co-Manager of Worldwide Growth Portfolio, which he has co-managed since December 1999. Mr. Chang served as Executive Vice President and Co-Manager of International Growth Portfolio from May 1998 until December 2000. Mr. Chang is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1993 as a research analyst. Mr. Chang holds an undergraduate degree with honors in Religion with a concentration in Philosophy from Dartmouth College and a Master's degree in Political Science from Stanford University. Mr. Chang has earned the right to use the Chartered Financial Analyst designation.

JONATHAN D. COLEMAN
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Mid Cap
            Growth Portfolio, which he has managed since February 2002. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst, and was also a research analyst for Janus Capital from 2000 to 2002. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman has earned the right to use the Chartered Financial Analyst designation.

DAVID J. CORKINS
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Growth and Income Portfolio, which he has managed since its inception. Mr. Corkins is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1995 as a research analyst. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master of Business Administration degree from Columbia University in 1993.

HELEN YOUNG HAYES
--------------------------------------------------------------------------------
            is Executive Vice President and Co-Manager of International
            Growth Portfolio and Worldwide Growth Portfolio, each of which she has managed or co-managed since their inception. Ms. Hayes is also Portfolio Manager or Co-Manager of other Janus accounts. She joined Janus Capital in 1987. She holds a Bachelor of Arts degree in Economics from Yale University. Ms. Hayes has earned the right to use the Chartered Financial Analyst designation.

C. MIKE LU
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Global Technology Portfolio, which he has managed since its inception.
            Mr. Lu is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Lu holds a Bachelor of Arts degree in History and a Bachelor of Arts degree in Economics from Yale University. Mr. Lu has earned the right to use the Chartered Financial Analyst designation.
 48  Janus Aspen Series

BRENT A. LYNN
--------------------------------------------------------------------------------
            is Executive Vice President and Co-Manager of International
            Growth Portfolio, which he has co-managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. He holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn has earned the right to use the Chartered Financial Analyst designation.

THOMAS R. MALLEY
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Global Life Sciences Portfolio, which he has managed since its inception. Mr. Malley is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Malley holds a Bachelor of Science degree in Biology from Stanford University. Mr. Malley has earned the right to use the Chartered Financial Analyst designation.

KAREN L. REIDY
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Balanced Portfolio and Core Equity Portfolio, each of which she has managed since January 2000. Ms. Reidy is also Portfolio Manager of other Janus accounts. Ms. Reidy joined Janus Capital in 1995 as a research analyst. She holds an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.

BLAINE P. ROLLINS
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Growth Portfolio, which he has managed since January 2000. He previously served as Executive Vice President and Portfolio Manager of
            Equity Income Portfolio from its inception to December 1999 and Balanced Portfolio from May 1996 to December 1999. Mr. Rollins is also Portfolio Manager of other Janus accounts. Mr. Rollins joined Janus Capital in 1990. He holds a Bachelor of Science degree in Finance from the University of Colorado. Mr. Rollins has earned the right to use the Chartered Financial Analyst designation.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Capital Appreciation Portfolio, which he has managed since its inception. Mr. Schoelzel is also Portfolio Manager of other Janus accounts.
            Mr. Schoelzel joined Janus Capital in January 1994. He holds a Bachelor of Arts degree in Business from Colorado College.

RONALD V. SPEAKER
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Flexible
            Income Portfolio, which he has managed or co-managed since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of
            Colorado. Mr. Speaker has earned the right to use the Chartered Financial Analyst designation.
                                                Management of the Portfolios  49

J. ERIC THORDERSON
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of Money Market Portfolio, which he has managed since January 2001. Mr.
            Thorderson is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 1996 as a research analyst. He holds a Bachelor of Arts degree in Business Administration from Wayne State University and a Master of Business Administration degree from the University of Illinois. Mr. Thorderson has earned the right to use the Chartered Financial Analyst designation.

JASON P. YEE
--------------------------------------------------------------------------------
            is Executive Vice President and Portfolio Manager of
            International Value Portfolio, which he has managed since its inception. Mr. Yee is also Portfolio Manager of other Janus accounts. He joined Janus in July 1992, working as a research analyst until April 1996. From April 1996 to April 2000, Mr. Yee was a portfolio manager and managing director at Bee &
            Associates. He re-joined Janus in April 2000. He holds a Bachelor of Science in Mechanical Engineering from Stanford University.
            Mr. Yee has earned the right to use the Chartered Financial
            Analyst designation.

JANUS ASSISTANT PORTFOLIO MANAGERS

ANDREW ACKER
--------------------------------------------------------------------------------
            is Assistant Portfolio Manager of Global Life Sciences Portfolio.
            He joined Janus Capital in 1999 as a securities analyst. Prior to joining Janus, Mr. Acker worked as a strategy consultant for Boston Consulting Group, a healthcare analyst for Morgan Stanley Venture Partners and a financial analyst on the trading floor of Morgan Stanley's Global High Yield Capital Markets Group. Mr.
            Acker holds a Bachelor of Science degree in Biochemical Sciences from Harvard College and a Master's degree in Business Administration from Harvard Business School. He has earned the right to use the Chartered Financial Analyst designation.

DOUGLAS A. KIRKPATRICK
--------------------------------------------------------------------------------
            is Assistant Portfolio Manager of Worldwide Growth Portfolio. He joined Janus Capital in 2001 as an equity research analyst. Prior to joining Janus, Mr. Kirkpatrick worked as an analyst for Artisan Partners LP, and an environmental engineer for Kellogg
            Brown & Root. Mr. Kirkpatrick holds Bachelor's degrees in
            Mechanical Engineering and Political Science from Rice
            University, a Master's degree in Environmental Engineering from the University of Houston and a Master of Business Administration degree from the University of California at Berkeley. He has earned the right to use the Chartered Financial Analyst designation.

MINYOUNG SOHN
--------------------------------------------------------------------------------
            is Assistant Portfolio Manager of Janus Growth and Income
            Portfolio. He joined Janus Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor's degree in Government and Economics from Dartmouth College. Mr. Sohn has earned the right to use the Chartered Financial Analyst designation.

 50  Janus Aspen Series

BAY ISLE PORTFOLIO MANAGERS

JAKOB V. HOLM
--------------------------------------------------------------------------------
            is the Co-Manager for Small Cap Value Portfolio, which he has managed since inception. Mr. Holm joined Bay Isle in 2000 as a research analyst analyzing equity and fixed-income securities.
            Prior to joining Bay Isle Financial, Mr. Holm worked at Sand Hill Advisors as a research analyst. He holds a Bachelor of Arts degree in Economics from Augustana College and a Master of International Management degree from Thunderbird, The American Graduate School of International Management. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

WILLIAM F. K. SCHAFF
--------------------------------------------------------------------------------
            is the Co-Manager for Small Cap Value Portfolio, which he has managed since its inception. Mr. Schaff has been a portfolio manager since 1986. Mr. Schaff co-founded and was the Chief Executive Officer and Chief Investment Officer of Bay Isle
            Financial Corporation, the predecessor of Bay Isle. He is currently the Chief Executive Officer and Chief Investment
            Officer of Bay Isle. Mr. Schaff holds a Master of Engineering degree from University of California, Davis. Mr. Schaff has earned the right to use the Chartered Financial Analyst designation.

INTECH PORTFOLIO MANAGERS

          No one person of the investment team is primarily responsible for implementing the investment strategies of Risk-Managed Large Cap Growth Portfolio and Risk-Managed Large Cap Core Portfolio. The team of investment professionals at INTECH work together to implement the mathematical portfolio management process. E. Robert Fernholz is Chief Investment Officer of INTECH. Dr. Fernholz joined INTECH in June of 1987, and was formerly Director of Research at Metropolitan Securities. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. He has held various academic positions in Mathematics and Statistics at Princeton University, City University of New York, Universidad de Buenos Aires and University of Washington. Dr. Fernholz published a paper in the May 1982 Journal of Finance that became the basis for INTECH's portfolio process. He has 21 years of investment experience.

PERKINS PORTFOLIO MANAGERS

JEFFREY R. KAUTZ
--------------------------------------------------------------------------------
            is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. He has been a portfolio manager for Berger Mid Cap Value Fund since February 2002. Mr. Kautz has a Bachelor of Science degree in Mechanical Engineering from the University of Illinois, and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz has earned the right to use the Chartered Financial Analyst designation.

                                                Management of the Portfolios  51

ROBERT H. PERKINS
--------------------------------------------------------------------------------
            is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. Robert Perkins has been a portfolio manager since 1970 and serves as President and a director of Perkins. He has been a portfolio manager for Berger Mid Cap Value Fund and Berger Small Cap Value Fund since 1998 and 1985, respectively.
            Mr. Perkins holds a Bachelor of Science degree in Business from Miami University.

THOMAS M. PERKINS
--------------------------------------------------------------------------------
            has been the lead Co-Manager of Mid Cap Value Portfolio since its inception. Thomas Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. He has been a portfolio manager for Berger Mid Cap Value Fund since its inception in 1998. Previously, he was a portfolio manager of valuation sensitive growth portfolios for Alliance Capital from 1984 to June 1998. As lead Co-Manager, Thomas Perkins is responsible for the daily decisions of Mid Cap Value Portfolio's security selection. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University.

 52  Janus Aspen Series

OTHER INFORMATION
--------------------------------------------------------------------------------

          CLASSES OF SHARES

          Each Portfolio currently offers between one and three classes of shares, one of which, the Service Shares, is offered pursuant to this prospectus. The Shares offered by this prospectus are available only in connection with investments in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans. Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service II Shares, please call 1-800-525-0020.

          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors LLC, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors LLC for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Service Shares' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          CONFLICTS OF INTEREST

          The Shares offered by this prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of any Portfolio to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

                                                           Other information  53

          DISTRIBUTION OF THE PORTFOLIOS

          The Portfolios are distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 54  Janus Aspen Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

          To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute net income and any net gains realized on its investments at least annually. A Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

PORTFOLIOS OTHER THAN MONEY MARKET PORTFOLIO

          DISTRIBUTION SCHEDULE

          Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June for all of the Portfolios.

          HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

          Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of a Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of a Portfolio's Shares. The Share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of a Portfolio declared a dividend in the amount of $0.25 per share. If the price of a Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

MONEY MARKET PORTFOLIO

          For the Shares of Money Market Portfolio, dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. All distributions will be automatically reinvested in Shares of the Portfolio.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIOS

          Dividends, interest and some gains received by the Portfolios on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolios may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign

                                                     Distributions and taxes  55
          tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

          The Portfolios do not expect to pay any federal income taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 56  Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIOS DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN CONNECTION WITH A PARTICULAR CONTRACT AND CERTAIN CONTRACTS MAY LIMIT ALLOCATIONS AMONG THE PORTFOLIOS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolios other than Money Market Portfolio are valued at market value or, if a market quotation is not readily available, or if events or circumstances that may affect the value of portfolio securities are identified between the closing of their principal markets and the time the NAV is determined, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem the Portfolio's Shares to the extent a Portfolio is invested in such markets.

          Money Market Portfolio's securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity (or such other date as permitted by Rule 2a-7) of any discount or premium. If fluctuating interest rates cause the market value of the portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Trustees will consider whether any action, such as adjusting the Share's NAV to reflect current market conditions, should be initiated to prevent any material dilutive effect on shareholders.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

          The Portfolios are not intended for excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. Each Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if a Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Portfolios may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolios' policy on market timing, see "Excessive Trading" on the next page.

                                                         Shareholder's guide  57

          Although there is no present intention to do so, the Portfolios may discontinue sales of their Shares if management and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in that Portfolio would be permitted to continue to authorize investment in that Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of any Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are not intended for market timing or excessive trading. The Portfolios and their agents reserve the right to reject any purchase request (including exchange purchases if permitted by your insurance company or plan sponsor) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolios. The Portfolios may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Portfolio believes are made on behalf of market timers.

          The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by a Portfolio. Transactions accepted by your insurance company or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolios that they have authorized for investment. Each report will show the investments owned by each Portfolio and the market values thereof, as well as other information about the Portfolios and their operations. The Trust's fiscal year ends December 31.

 58  Janus Aspen Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

          The financial highlights tables are intended to help you understand the Service Shares' financial performance from inception of the Shares through December 31st of each period shown. No financial highlights are presented for Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio and Mid Cap Value Portfolio because the Portfolios did not commence investment operations until on or after December 31, 2002. Items 1 through "Net asset value, end of period" reflect financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

CAPITAL APPRECIATION PORTFOLIO - SERVICE SHARES
----------------------------------------------------------------------------------------
                                                         Years ended December 31
                                                    2002           2001           2000
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                        $20.57         $26.54         $32.77
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                           0.06           0.14           0.27
  3.  Net gains or losses on securities
      (both realized and unrealized)                (3.33)         (5.92)         (6.27)
  4.  Total from investment operations              (3.27)         (5.78)         (6.00)
      LESS DISTRIBUTIONS:*
  5.  Dividends (from net investment
      income)                                       (0.06)         (0.19)         (0.22)
  6.  Distributions (from capital gains)                --             --         (0.01)
  7.  Total distributions                           (0.06)         (0.19)         (0.23)
  8.  NET ASSET VALUE, END OF PERIOD                $17.24         $20.57         $26.54
  9.  Total Return                                (15.93%)       (21.83%)       (18.37%)
 10.  Net assets, end of period (in
      thousands)                                  $367,266       $498,094       $527,960
 11.  Average net assets for the period
      (in thousands)                              $432,801       $514,004       $311,628
 12.  Ratio of gross expenses to average
      net assets(1)                                  0.92%          0.91%          0.92%
 13.  Ratio of net expenses to average
      net assets(2)                                  0.92%          0.91%          0.92%
 14.  Ratio of net investment income to
      average net assets                             0.30%          0.69%          1.52%
 15.  Portfolio turnover rate                          62%            67%            41%
----------------------------------------------------------------------------------------

 * As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  59

GROWTH PORTFOLIO - SERVICE SHARES
-----------------------------------------------------------------------------------
                                                    Years ended December 31
                                               2002           2001           2000
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                   $19.76         $26.36         $33.52
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                    (0.04)         (0.02)         (0.01)
  3.  Net gains or losses on securities
      (both realized and unrealized)           (5.24)         (6.54)         (4.58)
  4.  Total from investment operations         (5.28)         (6.56)         (4.59)
      LESS DISTRIBUTIONS:*
  5.  Dividends (from net investment
      income)                                      --             --             --
  6.  Distributions (from capital gains)           --         (0.04)         (2.57)
  7.  Total distributions                          --         (0.04)         (2.57)
  8.  NET ASSET VALUE, END OF PERIOD           $14.48         $19.76         $26.36
  9.  Total return                           (26.72%)       (24.90%)       (14.75%)
 10.  Net assets, end of period (in
      thousands)                             $177,327       $237,012       $104,656
 11.  Average net assets for the period
      (in thousands)                         $219,594       $106,200        $29,782
 12.  Ratio of gross expenses to average
      net assets(1)                             0.92%          0.91%          0.92%
 13.  Ratio of net expenses to average
      net assets(2)                             0.92%          0.91%          0.92%
 14.  Ratio of net investment income to
      average net assets                      (0.33%)        (0.20%)        (0.07%)
 15.  Portfolio turnover rate                     36%            48%            47%
-----------------------------------------------------------------------------------

 * As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

 60  Janus Aspen Series

GROWTH AND INCOME PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------
                                                         Years ended December 31
                                               2002                2001                2000
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                   $14.87              $17.35              $20.63
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                      0.08                0.12                0.07
  3.  Net gains or losses on securities
      (both realized and unrealized)           (3.31)              (2.47)              (2.99)
  4.  Total from investment operations         (3.23)              (2.35)              (2.92)
      LESS DISTRIBUTIONS:*
  5.  Dividends (from net investment
      income)                                  (0.08)              (0.13)              (0.05)
  6.  Distributions (from capital gains)           --                  --              (0.31)
  7.  Total distributions                      (0.08)              (0.13)              (0.36)
  8.  NET ASSET VALUE, END OF PERIOD           $11.56              $14.87              $17.35
  9.  Total Return                           (21.77%)            (13.58%)            (14.31%)
 10.  Net assets, end of period (in
      thousands)                              $62,087             $85,154             $54,212
 11.  Average net assets for the period
      (in thousands)                          $78,089             $73,705             $12,868
 12.  Ratio of gross expenses to average
      net assets(1)                             1.01%               0.95%               1.11%
 13.  Ratio of net expenses to average
      net assets(2)                             1.01%               0.95%               1.10%
 14.  Ratio of net investment income to
      average net assets                        0.57%               0.91%               1.20%
 15.  Portfolio turnover rate                     54%                 52%                 37%
---------------------------------------------------------------------------------------------

 * As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  61

MID CAP GROWTH PORTFOLIO(1) - SERVICE SHARES
---------------------------------------------------------------------------------------------
                                                         Years ended December 31
                                               2002                2001                2000
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                   $21.73              $35.97              $59.16
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                    (0.04)              (0.09)                0.12
  3.  Net gains or losses on securities
      (both realized and unrealized)           (6.07)             (14.15)             (16.98)
  4.  Total from investment operations         (6.11)             (14.24)             (16.86)
      LESS DISTRIBUTIONS:*
  5.  Dividends (from net investment
      income)                                      --                  --                  --
  6.  Distributions (from capital gains)           --                  --              (4.58)
  7.  Tax return of capital distributions          --                  --              (1.75)
  8.  Total distributions                          --                  --              (6.33)
  9.  NET ASSET VALUE, END OF PERIOD           $15.62              $21.73              $35.97
 10.  Total return                           (28.12%)            (39.59%)            (31.78%)
 11.  Net assets, end of period (in
      thousands)                             $137,089            $169,656            $126,135
 12.  Average net assets for the period
      (in thousands)                         $149,682            $146,884             $43,775
 13.  Ratio of gross expenses to average
      net assets(2)                             0.92%               0.92%               0.92%
 14.  Ratio of net expenses to average
      net assets(3)                             0.92%               0.92%               0.92%
 15.  Ratio of net investment income to
      average net assets                      (0.32%)             (0.48%)             (0.65%)
 16.  Portfolio turnover rate                     63%                 99%                 82%
---------------------------------------------------------------------------------------------

(1) Formerly, Aggressive Growth Portfolio.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.
 * As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.

 62  Janus Aspen Series

GLOBAL LIFE SCIENCES PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------------------
                                                         Years ended December 31
                                               2002                2001              2000(1)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                    $7.75               $9.31             $10.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                        --                  --                 --
  3.  Net gains or losses on securities
      (both realized and unrealized)           (2.29)              (1.56)             (0.69)
  4.  Total from investment operations         (2.29)              (1.56)             (0.69)
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                      --                  --                 --
  6.  Distributions (from capital gains)           --                  --                 --
  7.  Total distributions                          --                  --                 --
  8.  NET ASSET VALUE, END OF PERIOD            $5.46               $7.75              $9.31
  9.  Total return*                          (29.55%)            (16.76%)            (6.90%)
 10.  Net assets, end of period (in
      thousands)                              $26,514             $44,161            $48,005
 11.  Average net assets for the period
      (in thousands)                          $34,475             $38,230            $16,247
 12.  Ratio of gross expenses to average
      net assets**(2)                           1.12%               1.07%              1.20%
 13.  Ratio of net expenses to average
      net assets**(3)                           1.12%               1.06%              1.20%
 14.  Ratio of net investment income to
      average net assets**                    (0.63%)             (0.43%)            (0.03%)
 15.  Portfolio turnover rate**                  113%                109%               137%
--------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year
(1) January 18, 2000 (inception) to December 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  63

GLOBAL TECHNOLOGY PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------
                                                         Years ended December 31
                                               2002                2001              2000(1)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                    $4.08               $6.55              $10.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                        --                0.02                0.05
  3.  Net gains or losses on securities
      (both realized and unrealized)           (1.67)              (2.46)              (3.46)
  4.  Total from investment operations         (1.67)              (2.44)              (3.41)
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                      --              (0.03)              (0.04)
  6.  Distributions (from capital gains)           --                  --                  --
  7.  Total distributions                          --              (0.03)              (0.04)
  8.  NET ASSET VALUE, END OF PERIOD            $2.41               $4.08               $6.55
  9.  Total return*                          (40.93%)            (37.31%)            (34.11%)
 10.  Net assets, end of period (in
      thousands)                             $127,656            $287,103            $374,544
 11.  Average net assets for the period
      (in thousands)                         $191,037            $307,222            $268,923
 12.  Ratio of gross expenses to average
      net assets**(2)                           0.97%               0.95%               0.94%
 13.  Ratio of net expenses to average
      net assets**(3)                           0.97%               0.94%               0.94%
 14.  Ratio of net investment income to
      average net assets**                    (0.29%)               0.42%               1.14%
 15.  Portfolio turnover rate**                   70%                 91%                 34%
---------------------------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year
(1) January 18, 2000 (inception) to December 31, 2000.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 64  Janus Aspen Series

INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------
                                                         Years ended December 31
                                               2002                2001                2000
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                   $23.30              $30.64              $38.29
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                      0.13                0.18                0.46
  3.  Net gains or losses on securities
      (both realized and unrealized)           (6.12)              (7.35)              (6.39)
  4.  Total from investment operations         (5.99)              (7.17)              (5.93)
      LESS DISTRIBUTIONS:*
  5.  Dividends (from net investment
      income)                                  (0.13)              (0.17)              (0.47)
  6.  Distributions (from capital gains)           --                  --              (0.91)
  7.  Tax return of capital distributions          --                  --              (0.34)
  8.  Total distributions                      (0.13)              (0.17)              (1.72)
  9.  NET ASSET VALUE, END OF PERIOD           $17.18              $23.30              $30.64
 10.  Total return                           (25.76%)            (23.43%)            (16.14%)
 11.  Net assets, end of period (in
      thousands)                             $380,620            $541,803            $497,212
 12.  Average net assets for the period
      (in thousands)                         $477,995            $522,001            $269,680
 13.  Ratio of gross expenses to average
      net assets(1)                             0.99%               0.96%               0.96%
 14.  Ratio of net expenses to average
      net assets(2)                             0.99%               0.96%               0.96%
 15.  Ratio of net investment income to
      average net assets                        0.67%               0.68%               1.85%
 16.  Portfolio turnover rate                     74%                 65%                 67%
---------------------------------------------------------------------------------------------

 * As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  65

INTERNATIONAL VALUE PORTFOLIO(1) - SERVICE SHARES
--------------------------------------------------------------------------
                                                Year ended December 31
                                               2002                2001(2)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                   $10.49              $10.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                        --                0.01
  3.  Net gains or losses on securities
      (both realized and unrealized)           (1.41)                0.49
  4.  Total from investment operations         (1.41)                0.50
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                      --              (0.01)
  6.  Distributions (from capital gains)       (0.08)                  --
  7.  Total distributions                      (0.08)              (0.01)
  8.  NET ASSET VALUE, END OF PERIOD            $9.00              $10.49
  9.  Total return(*)                        (13.37%)               4.97%
 10.  Net assets, end of period (in
      thousands)                               $5,969              $2,108
 11.  Average net assets for the period
      (in thousands)                           $3,989              $1,947
 12.  Ratio of gross expenses to average
      net assets(**(3)(4)                       1.50%               1.50%
 13.  Ratio of net expenses to average
      net assets(**(5)                          1.50%               1.50%
 14.  Ratio of net investment income to
      average net assets(**)                  (0.09%)               0.10%
 15.  Portfolio turnover rate(**)                106%                 22%
--------------------------------------------------------------------------

 *  Total return not annualized for periods of less than one full year.
**  Annualized for periods of less than one full year
(1) Formerly, Global Value Portfolio.
(2) May 1, 2001 (inception) to December 31, 2001.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The ratio was 2.54% in 2002 and 3.62% in 2001 before waiver of certain fees incurred by the Portfolio.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 66  Janus Aspen Series

WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------
                                                            Years ended December 31
                                                    2002             2001              2000
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                        $28.38           $36.77            $47.49
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                           0.14             0.17            (0.07)
  3.  Net gains or losses on securities
      (both realized and unrealized)                (7.43)           (8.48)            (6.97)
  4.  Total from investment operations              (7.29)           (8.31)            (7.04)
      LESS DISTRIBUTIONS:*
  5.  Dividends (from net investment
      income)                                       (0.14)           (0.08)            (0.02)
  6.  Distributions (from capital gains)                --               --            (3.52)
  7.  Tax return of capital distributions               --               --            (0.14)
  8.  Total distributions                           (0.14)           (0.08)            (3.68)
  9.  NET ASSET VALUE, END OF PERIOD                $20.95           $28.38            $36.77
 10.  Total return                                (25.71%)         (22.62%)          (15.99%)
 11.  Net assets, end of period (in
      thousands)                                  $192,629         $171,392           $71,757
 12.  Average net assets for the period
      (in thousands)                              $188,639         $119,429           $22,158
 13.  Ratio of gross expenses to average
      net assets(1)                                  0.95%            0.94%             0.95%
 14.  Ratio of net expenses to average
      net assets(2)                                  0.95%            0.94%             0.94%
 15.  Ratio of net investment income to
      average net assets                             0.64%            0.47%             0.29%
 16.  Portfolio turnover rate                          73%              82%               66%
---------------------------------------------------------------------------------------------

 * As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  67

BALANCED PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------------------
                                                         Years ended December 31
                                               2002                2001               2000
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                   $23.31              $24.92             $27.82
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                      0.45                0.47               0.17
  3.  Net gains or losses on securities
      (both realized and unrealized)           (2.00)              (1.68)             (0.52)
  4.  Total from investment operations         (1.55)              (1.21)             (0.35)
      LESS DISTRIBUTIONS:*
  5.  Dividends (from net investment
      income)                                  (0.44)              (0.40)             (0.22)
  6.  Distributions (from capital gains)           --                  --             (2.31)
  7.  Tax return of capital distributions          --                  --             (0.02)
  8.  Total distributions                      (0.44)              (0.40)             (2.55)
  9.  NET ASSET VALUE, END OF PERIOD           $21.32              $23.31             $24.92
 10.  Total Return                            (6.67%)             (4.90%)            (1.37%)
 11.  Net assets, end of period (in
      thousands)                             $282,367            $192,338            $48,634
 12.  Average net assets for the period
      (in thousands)                         $237,813            $108,835            $13,810
 13.  Ratio of gross expenses to average
      net assets(1)                             0.92%               0.91%              0.92%
 14.  Ratio of net expenses to average
      net assets(2)                             0.92%               0.91%              0.91%
 15.  Ratio of net investment income to
      average net assets                        2.28%               2.58%              2.93%
 16.  Portfolio turnover rate                     94%                114%                72%
--------------------------------------------------------------------------------------------

 * As a result of changes in the accounting standards applicable to the Portfolio's financial statements, the Portfolios are no longer required to show certain distribution information as a separate line item. The Portfolio's current and prior year Financial Highlights reflect this change.
(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

 68  Janus Aspen Series

CORE EQUITY PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------------------
                                                         Years ended December 31
                                               2002                2001               2000
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                   $16.15              $19.05             $27.15
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                      0.01                0.05               0.01
  3.  Net gains or losses on securities
      (both realized and unrealized)           (2.99)              (2.31)             (1.93)
  4.  Total from investment operations         (2.98)              (2.26)             (1.92)
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                  (0.01)              (0.05)             (0.01)
  6.  Distributions (from capital gains)           --              (0.59)             (6.17)
  7.  Total distributions                      (0.01)              (0.64)             (6.18)
  8.  NET ASSET VALUE, END OF PERIOD           $13.16              $16.15             $19.05
  9.  Total return                           (18.45%)            (12.04%)            (8.24%)
 10.  Net assets, end of period (in
      thousands)                               $1,251                $971               $306
 11.  Average net assets for the period
      (in thousands)                           $1,012                $612                $93
 12.  Ratio of gross expenses to average
      net assets(1)(2)                          1.50%               1.30%              1.52%
 13.  Ratio of net expenses to average
      net assets(3)                             1.50%               1.30%              1.52%
 14.  Ratio of net investment income to
      average net assets                        0.09%               0.44%              0.38%
 15.  Portfolio turnover rate                     97%                114%                95%
--------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The ratio was 2.12% in 2002, 1.30% in 2001 and 2.03% in 2000 before waiver of certain fees incurred by the Portfolio.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  69

SMALL CAP VALUE PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------
                                                    Year ended
                                                    December 31
                                                      2002(1)
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                           $10.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income/(loss)                         --
  3.  Net gain/loss) on securities (both
      realized and unrealized)                         (0.08)
  4.  Total from investment operations                 (0.08)
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                              --
  6.  Distributions (from capital gains)                   --
  7.  Total distributions                                  --
  8.  NET ASSET VALUE, END OF PERIOD                    $9.92
  9.  Total return*                                   (0.80%)
 10.  Net assets, end of period (in
      thousands)                                         $496
 11.  Average net assets for the period
      (in thousands)                                      $--
 12.  Ratio of gross expenses to average
      net assets**                                        N/A
 13.  Ratio of net expenses to average
      net assets**                                        N/A
 14.  Ratio of net investment income to
      average net assets**                                N/A
 15.  Portfolio turnover rate**                            0%
---------------------------------------------------------------

 *   Total return not annualized for periods of less than one full year.
**   Annualized for periods of less than one full year
 (1) Portfolio commenced operations on December 31, 2002 (inception date).

 70  Janus Aspen Series

FLEXIBLE INCOME PORTFOLIO - SERVICE SHARES
--------------------------------------------------------------------------------------------
                                                         Years ended December 31
                                              2002                 2001                2000
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                  $11.98              $11.62              $11.41
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                     0.34                0.47                0.53
  3.  Net gains or losses on securities
      (both realized and unrealized)            0.87                0.39                0.14
  4.  Total from investment operations          1.21                0.86                0.67
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                 (0.37)              (0.50)              (0.46)
  6.  Distributions (from capital gains)          --                  --                  --
  7.  Total distributions                     (0.37)              (0.50)              (0.46)
  8.  NET ASSET VALUE, END OF PERIOD          $12.82              $11.98              $11.62
  9.  Total return                            10.16%               7.49%               6.00%
 10.  Net assets, end of period (in
      thousands)                             $14,025              $2,136                $568
 11.  Average net assets for the period
      (in thousands)                          $7,218              $1,452                $187
 12.  Ratio of gross expenses to average
      net assets(1)                            0.91%               0.91%               0.99%
 13.  Ratio of net expenses to average
      net assets(2)                            0.91%               0.90%               0.99%
 14.  Ratio of net investment income to
      average net assets                       4.61%               5.56%               6.54%
 15.  Portfolio turnover rate                   229%                308%                202%
--------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  71

MONEY MARKET PORTFOLIO - SERVICE SHARES
----------------------------------------------------------------------------------------
                                                       Years ended December 31
                                             2002               2001               2000
  1.  NET ASSET VALUE, BEGINNING OF
      PERIOD                                 $1.00              $1.00              $1.00
      INCOME FROM INVESTMENT OPERATIONS:
  2.  Net investment income                   0.01               0.04               0.06
  3.  Net gains or losses on securities
      (both realized and unrealized)            --                 --                 --
  4.  Total from investment operations        0.01               0.04               0.06
      LESS DISTRIBUTIONS:
  5.  Dividends (from net investment
      income)                                (0.01)             (0.04)             (0.06)
  6.  Distributions (from capital gains)        --                 --                 --
  7.  Total distributions                    (0.01)             (0.04)             (0.06)
  8.  NET ASSET VALUE, END OF PERIOD         $1.00              $1.00              $1.00
  9.  Total return                           1.36%              3.97%              6.03%
 10.  Net assets, end of period (in
      thousands)                               $11                $11                $10
 11.  Average net assets for the period
      (in thousands)                           $11                $11                $10
 12.  Ratio of gross expenses to average
      net assets(1)                          0.66%              0.59%              0.61%
 13.  Ratio of net expenses to average
      net assets(2)                          0.66%              0.59%              0.61%
 14.  Ratio of net investment income to
      average net assets                     1.35%              3.91%              5.84%
----------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The expense ratio reflects expenses after any expense offset arrangements.

 72  Janus Aspen Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolios may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

          EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced

                                                Glossary of investment terms  73
          or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolios must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that the Portfolios recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by a Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

 74  Janus Aspen Series

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolios may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. They may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolios may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolios may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

                                                Glossary of investment terms  75

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolios may purchase and write put and call options on securities, securities indices and foreign currencies. The Portfolios may purchase or write such options individually or in combination.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that a Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, a Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 76  Janus Aspen Series

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

          The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
          AA.......................... High quality; very strong capacity to pay principal and interest.
          A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
          BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

          Non-Investment Grade
          BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                       BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                       outweighed by large uncertainties or major risk exposure to adverse conditions.
          D........................... In default.

                                            Explanation of rating categories  77

MOODY'S INVESTORS SERVICE, INC.

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          Aaa......................... Highest quality, smallest degree of investment risk.
          Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
          A........................... Upper-medium grade obligations; many favorable investment attributes.
          Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

          Non-Investment Grade
          Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
          B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
          Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
          Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
          C........................... Lowest-rated; extremely poor prospects of ever attaining investment standing.

          Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

 78  Janus Aspen Series

SECURITIES HOLDINGS BY RATING CATEGORY

          During the year ended December 31, 2002, the percentage of securities holdings for Flexible Income Portfolio by rating category based upon a weighted monthly average was:

          FLEXIBLE INCOME PORTFOLIO
          ------------------------------------------------------------------

           BONDS-S&P RATING:
           AAA                                                           36%
           AA                                                             7%
           A                                                             15%
           BBB                                                           28%
           BB                                                             3%
           B                                                              3%
           CCC                                                            0%
           CC                                                             0%
           C                                                              0%
           Not Rated                                                      3%
           Preferred Stock                                                0%
           Cash and Options                                               5%
           TOTAL                                                        100%
          ------------------------------------------------------------------

          No other Portfolio described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the year ended December 31, 2002.

                                            Explanation of rating categories  79

                       This page intentionally left blank

                       This page intentionally left blank

                     You can request other information,
                     including a Statement of Additional
                     Information, Annual Report or
                     Semiannual Report (as they become
                     available), free of charge, by
                     contacting your insurance company or
                     plan sponsor or visiting our Web site
                     at janus.com. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal year. Other information is
                     also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). You may also obtain
                     reports and other information about
                     the Portfolios from the Electronic
                     Data Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's Web site
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                        www.janus.com

                                        100 Fillmore Street
                                        Denver, CO 80206-4928
                                        1-800-525-0020

                    Investment Company Act File No. 811-7736

                               JANUS ASPEN SERIES

                           PART C - OTHER INFORMATION

ITEM 23  Exhibits

         Exhibit 1      (a)   Trust Instrument dated May 19, 1993, is
                              incorporated herein by reference to Registrant's
                              Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 20, 1993
                              (File No. 33-63212).

                        (b) Amendments to Trust Instrument are incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                        (c) Amendment to Trust Instrument dated December 10, 1996 is incorporated herein by reference to
                              Exhibit 1(c) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

                        (d) Amendment to Trust Instrument dated September 14, 1999 is incorporated herein by reference to
                              Exhibit 1(d) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                        (e) Amendment to Trust Instrument dated December 14, 1999 is incorporated herein by reference to
                              Exhibit 1(e) to Post-Effective Amendment No. 23, filed on February 16, 2000 (File No. 33-63212).

                        (f) Form of Amendment to Trust Instrument dated July 28, 2000, is incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                        (g) Form of Amendment to Trust Instrument dated August 1, 2000, is incorporated herein by reference to
                              Exhibit 1(g) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                        (h) Form of Amendment to Trust Instrument dated February 12, 2000, is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                        (i) Form of Amendment to Trust Instrument dated July 31, 2001, is incorporated herein by reference to
                              Exhibit 1(i) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

                        (j) Amendment to Trust Instrument dated September 13, 2001, is incorporated herein by reference to
                              Exhibit 1(j) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                        (k) Fourteenth Amendment to Trust Instrument dated September 18, 2002, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

                        (l) Fifteenth Amendment to Trust Instrument dated October 14, 2002, is incorporated herein by reference to Exhibit 1(l) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

                        (m) Sixteenth Amendment to Trust Instrument dated January 31, 2003, is incorporated herein by reference to Exhibit 1(m) to Post-Effective Amendment No. 32, filed on February 26, 2003 (File No. 33-63212).

                        (n) Amended and Restated Trust Instrument dated March 18, 2003, is incorporated herein by reference to
                              Exhibit 1(n) to Post Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

                        (o) First Amendment to Amended and Restated Trust Instrument dated May 1, 2003, is incorporated herein by reference to Exhibit 1(o) to Post Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

         Exhibit 2

                        (a) Restated Bylaws are incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                        (b) First Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                        (c) Second Amendment to the Bylaws is incorporated herein by reference to Exhibit 2(c) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

         Exhibit 3            Not Applicable

         Exhibit 4      (a)   Investment Advisory Agreement for Growth
                              Portfolio, Aggressive Growth Portfolio, Worldwide
                              Growth Portfolio, Balanced Portfolio, Flexible
                              Income Portfolio and Short-Term Bond Portfolio is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 15, filed on

                              February 27, 1998 (File No. 33-63212).

                        (b) Investment Advisory Agreement for International Growth Portfolio is incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                        (c) Investment Advisory Agreement for Money Market Portfolio is incorporated herein by reference to
                              Exhibit 5(c) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                        (d) Investment Advisory Agreement for High-Yield Portfolio filed as Exhibit 5(d) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212) has been withdrawn.

                        (e) Investment Advisory Agreement for Equity Income Portfolio is incorporated herein by reference to
                              Exhibit 5(e) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                        (f) Investment Advisory Agreement for Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 5(f) to Post-Effective Amendment No. 15, filed on February 27, 1998 (File No. 33-63212).

                        (g) Form of Investment Advisory Agreement for Growth and Income Portfolio is incorporated herein by reference to Exhibit 5(g) to Post-Effective Amendment No. 12, filed on August 11, 1997 (File No. 33-63212).

                        (h) Investment Advisory Agreement for Global Life Sciences Portfolio is incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 22, filed on January 14, 2000 (File No. 33-63212).

                        (i) Investment Advisory Agreement for Global Technology Portfolio is incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 22, filed on January 14, 2000 (File No. 33-63212).

                        (j) Investment Advisory Agreement for Strategic Value Portfolio filed as Exhibit 4(j) to Post-Effective Amendment 23, filed on February 16, 2000 (File No. 33-63212) has been withdrawn.

                        (k) Amendment to Investment Advisory Agreement for Growth Portfolio filed as Exhibit 4(k) to Post-Effective

                              Amendment No. 24, filed on April 14, 2000 (File No.33-63212) has been withdrawn.

                        (l) Amendment to Investment Advisory Agreement for Aggressive Growth Portfolio is incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                        (m) Amendment to Investment Advisory Agreement for Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                        (n) Amendment to Investment Advisory Agreement for Balanced Portfolio is incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                        (o) Amendment to Investment Advisory Agreement for Equity Income Portfolio is incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                        (p) Amendment to Investment Advisory Agreement for Growth and Income Portfolio is incorporated herein by reference to Exhibit 4(p) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                        (q) Amendment to Investment Advisory Agreement for International Growth Portfolio is incorporated herein by reference to Exhibit 4(q) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                        (r) Amendment to Investment Advisory Agreement for Worldwide Growth Portfolio is incorporated herein by reference to Exhibit 4(r) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                        (s) Form of Investment Advisory Agreement for Global Value Portfolio dated March 13, 2001 is incorporated herein by reference to Exhibit 4(s) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                        (t) Form of Amendment to Investment Advisory Agreement for Core Equity Portfolio dated July 31, 2001, is incorporated herein by reference to Exhibit 4(t) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

                        (u) Form of Investment Advisory Agreement for Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Core Equity Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Global Value Portfolio, Growth and Income Portfolio, Growth Portfolio, International Growth Portfolio, Money Market Portfolio, Strategic Value Portfolio and Worldwide Growth Portfolio is incorporated herein by reference to Exhibit 4(u) to Post-Effective Amendment No. 28, filed on February 21, 2002 (File No. 33-63212).

                        (v) Form of Transfer and Assumption Agreement between Janus Capital Corporation and Janus Capital Management LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 4(v) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

                        (w) Investment Advisory Agreement for Risk-Managed Large Cap Growth Portfolio is incorporated herein by reference to Exhibit 4(w) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                        (x) Investment Advisory Agreement for Risk-Managed Large Cap Core Portfolio is incorporated herein by reference to Exhibit 4(x) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                        (y) Investment Advisory Agreement for Mid Cap Value Portfolio is incorporated herein by reference to
                              Exhibit 4(y) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                        (z) Investment Advisory Agreement for Small Cap Value Portfolio is incorporated herein by reference to
                              Exhibit 4(z) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                        (aa) Investment Sub-Advisory Agreement with Enhanced Investment Technologies for Risk-Managed Large Cap Growth Portfolio is incorporated herein by reference to Exhibit 4(aa) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                        (bb) Investment Sub-Advisory Agreement with Enhanced Investment Technologies for Risk-Managed Large Cap Core Portfolio is incorporated herein by reference to Exhibit 4(bb) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                        (cc) Investment Sub-Advisory Agreement with Perkins, Wolf, McDonnell and Company for Mid Cap Value Portfolio is incorporated herein by reference to
                              Exhibit 4(cc) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                        (dd) Investment Sub-Advisory Agreement with Bay Isle Financial for Small Cap Value Portfolio is incorporated herein by reference to Exhibit 4(dd) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                        (ee) Form of Sub-Advisory Agreement for Perkins, Wolf, McDonnell and Company, LLC for Mid Cap Value Portfolio (post-acquisition version) is incorporated herein by reference to Exhibit 4 (ee) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

                        (ff) Amendment to Investment Advisory Agreement for International Value Portfolio, dated December 31, 2002, is incorporated herein by reference to
                              Exhibit 4 (ff) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

                        (gg) Form of Amendment to Investment Advisory Agreement for Mid Cap Growth Portfolio, dated May 1, 2003, is incorporated herein by reference to Exhibit 4
                              (gg) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

         Exhibit 5      (a)   Amended Distribution Agreement is incorporated
                              herein by reference to Post-Effective Amendment
                              No. 17, filed on February 26, 1999 (File No.
                              33-63212).

                        (b) Amended Distribution Agreement dated September 14, 1999 is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                        (c) Form of Distribution and Shareholder Services Agreement for Service Shares for Qualified Plans is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                        (d) Form of Distribution and Shareholder Services Agreement for Service Shares for Insurance Companies is incorporated herein by reference to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                        (e) Form of Amended and Restated Distribution Agreement, dated September 13, 2001, is incorporated herein by reference to Exhibit 5(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                        (f) Form of Distribution and Shareholder Services Agreement for Service II Shares for Qualified Plans is incorporated herein by reference to
                              Exhibit 5(f) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                        (g) Form of Distribution and Shareholder Services Agreement for Service II Shares for Insurance Companies is incorporated herein by reference to
                              Exhibit 5(g) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                        (h) Form of Transfer and Assumption Agreement between Janus Distributors, Inc. and Janus Distributors LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 5(h) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

                        (i) Amended and Restated Distribution Agreement between Janus Aspen Series and Janus Distributors LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 5(i) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

         Exhibit 6            Not Applicable

         Exhibit 7      (a)   Form of Custody Agreement between Janus Aspen
                              Series and Investors Fiduciary Trust Company filed as Exhibit 8(a) to Post-Effective Amendment No.
                              11, filed on April 30, 1997 (File No. 33-63212)
                              has been withdrawn.

                        (b) Form of Custodian Contract between Janus Aspen Series and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                        (c) Letter Agreement dated April 4, 1994 regarding State Street Custodian Agreement is incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                        (d) Form of Custodian Agreement between Janus Aspen Series and United Missouri Bank, N.A. filed as
                              Exhibit 8(d) to

                              Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212) has been withdrawn.

                        (e) Amendment dated October 11, 1995 of State Street Custodian Contract is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                        (f) Letter Agreement dated September 10, 1996 regarding State Street Custodian is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 9, filed on October 24, 1996 (File No. 33-63212).

                        (g) Form of Subcustodian Contract between United Missouri Bank, N.A. and State Street Bank and Trust Company filed as Exhibit 8(g) to Post-Effective Amendment No. 9, filed on October 24, 1996 (File No. 33-63212) has been withdrawn.

                        (h) Form of Letter Agreement dated September 9, 1997, regarding State Street Custodian Contract is incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 14, filed on October 24, 1997 (File No. 33-63212).

                        (i) Form of Global Custody Services Agreement dated March 11, 1999 with Citibank N.A. is incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 19, filed on April 30, 1999 (File No. 33-63212).

                        (j) Form of Letter Agreement dated December 17, 1999 regarding State Street Custodian filed as Exhibit 7(j) to Post-Effective Amendment No. 22, filed on January 14, 2000 (File No. 33-63212) has been withdrawn.

                        (k) Amendment to Custodian Contract is incorporated herein by reference to Exhibit 7(k) to Post-Effective Amendment No. 24, filed on April 14, 2000 (File No. 33-63212).

                        (l) Foreign Custody Agreement to State Street Bank and Trust Company Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(l) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                        (m) Foreign Custody Manager Addendum to Global Custodial Services Agreement with Citibank, N.A., dated December 5, 2000, is incorporated herein by reference to Exhibit 7(m) to Post-Effective Amendment No. 25, filed on February 14,

                              2001 (File No. 33-63212).

                        (n) Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated herein by reference to Exhibit 7(n) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                        (o) Form of Amendment to State Street Bank and Trust Company Custodian Contract, dated December 5, 2000, is incorporated herein by reference to
                              Exhibit 7(o) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                        (p) Form of Letter Agreement with State Street Bank and Trust Company, dated May 1, 2001, is incorporated herein by reference to Exhibit 7(p) to Post-Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                        (q) Form of Letter Agreement with State Street Bank and Trust Company, dated June 1, 2001, is incorporated herein by reference to Exhibit 7(q) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

                        (r) Form of Letter Agreement with regard to Global Value Portfolio, with State Street Bank and Trust Company, dated December 31, 2002, is incorporated herein by reference to Exhibit 7(r) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

                        (s) Form of Letter Agreement with regard to Subadvised Portfolios, with State Street Bank and Trust Company, dated December 31, 2002, is incorporated herein by reference to Exhibit 7(s) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

                        (t) Form of Letter Agreement with regard to Aggressive Growth Portfolio, with State Street Bank and Trust Company, dated May 1, 2003 is incorporated herein by reference to Exhibit 7(t) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

         Exhibit 8      (a)   Transfer Agency Agreement with Janus Service
                              Corporation is incorporated herein by reference to
                              Exhibit 9(a) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                        (b) Transfer Agency Agreement as amended May 1, 1997 is incorporated herein by reference to Exhibit 9(b) to Post-

                              Effective Amendment No. 10, filed on
                              February 13, 1997 (File No. 33-63212).

                        (c) Form of Model Participation Agreement is incorporated herein by reference to Exhibit 9(c) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                        (d) Form of Amended and Restated Transfer Agency Agreement, dated September 13, 2001, is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                        (e) Form of Transfer and Assumption Agreement between Janus Service Corporation and Janus Services LLC, dated April 1, 2002, is incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212).

                        (f) Amended and Restated Transfer Agency Agreement between Janus Aspen Series and Janus Services LLC, dated June 18, 2002, is incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File. No. 33-63212).

         Exhibit 9      (a)   Opinion and Consent of Fund Counsel with respect
                              to shares of Growth Portfolio, Aggressive Growth
                              Portfolio, Worldwide Growth Portfolio, Balanced
                              Portfolio, Flexible Income Portfolio and
                              Short-Term Bond Portfolio is incorporated herein by reference to Exhibit 10 to Post-Effective
                              Amendment No. 11, filed on April 30, 1997 (File
                              No. 33-63212).

                        (b) Opinion and Consent of Fund Counsel with respect to shares of International Growth Portfolio is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                        (c) Opinion and Consent of Fund Counsel with respect to shares of Money Market Portfolio is incorporated herein by reference to Exhibit 10(c) to Post-Effective Amendment No. 11, filed on April 30, 1997 (File No. 33-63212).

                        (d) Opinion and Consent of Fund Counsel with respect to High-Yield Portfolio is incorporated herein by reference to Exhibit 10(d) to Post-Effective Amendment No. 7, filed on February 14, 1996 (File No. 33-63212).

                        (e) Opinion and Consent of Fund Counsel with respect to Equity Income Portfolio and Capital Appreciation Portfolio is incorporated herein by reference to Exhibit 10(e) to Post-Effective Amendment No. 10, filed on February 13, 1997 (File No. 33-63212).

                        (f) Opinion and Consent of Fund Counsel with respect to Growth and Income Portfolio is incorporated herein by reference to Exhibit 10(g) to Post-Effective Amendment No. 12, filed on August 11, 1997 (File No. 33-63212).

                        (g) Opinion and Consent of Fund Counsel with respect to Service Shares of all the Portfolios is incorporated herein by reference to Exhibit 9(i) to Post-Effective Amendment 20, filed on October 26, 1999 (File No. 33-63212).

                        (h) Opinion and Consent of Fund Counsel with respect to Global Life Sciences Portfolio and Global Technology Portfolio for Service Shares and Institutional Shares is incorporated herein by reference to Exhibit 9(j) to Post-Effective Amendment No. 21, filed on November 1, 1999 (File No. 33-63212).

                        (i) Opinion and Consent of Fund Counsel with respect to Strategic Value Portfolio for Service Shares and Institutional Shares is incorporated herein by reference to Exhibit 9(k) to Post-Effective Amendment No. 23, filed on February 16, 2000 (File No. 33-63212).

                        (j) Opinion and Consent of Fund Counsel with respect to Global Value Portfolio for Service Shares, dated February 13, 2001, is incorporated herein by reference to Exhibit 9(l) to Post Effective Amendment No. 25, filed on February 14, 2001 (File No. 33-63212).

                        (k) Opinion and Consent of Fund Counsel with respect to Service II Shares of International Growth Portfolio, Worldwide Growth Portfolio and Global Technology Portfolio is incorporated herein by reference to Exhibit 9(k) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                        (l) Opinion and Consent of Fund Counsel with respect to Service Shares of Risk-Managed Large Cap Growth Portfolio, Risk-Managed Large Cap Core Portfolio, Mid Cap Value Portfolio and Small Cap Value Portfolio is incorporated herein by reference to
                              Exhibit 9(l) to Post-Effective Amendment No. 30, filed on October 17, 2002 (File No. 33-63212).

                        (m) Opinion and Consent of Fund Counsel with respect to Institutional Shares of Mid Cap Value Portfolio is incorporated herein by reference to Exhibit 9(m) to Post-Effective Amendment No. 32, filed on February 26, 2003 (File No. 33-63212).

         Exhibit 10 Consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

         Exhibit 11           Not Applicable

         Exhibit 12           Not Applicable

         Exhibit 13     (a)   Form of Distribution and Shareholder Servicing
                              Plan for Service Shares between Janus
                              Distributors, Inc. and Janus Aspen Series is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 20, filed on
                              October 26, 1999 (File No. 33-63212).

                        (b) Form of Distribution and Shareholder Servicing Plan for Service II Shares between Janus Distributors, Inc. and Janus Aspen Series, dated October 18, 2001, is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

         Exhibit 14           Not Applicable


         Exhibit 15     (a)   Rule 18f-3 Plan dated December 10, 1996 is
                              incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 10, filed on February
                              13, 1997 (File No. 33-63212).

                        (b) Amendment to Rule 18f-3 Plan dated June 15, 1999 is incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 19, filed on June 21, 1999 (File No. 33-63212).

                        (c) Amendment to Rule 18f-3 Plan dated September 14, 1999 is incorporated herein by reference to
                              Exhibit 15(c) to Post-Effective Amendment No. 20, filed on October 26, 1999 (File No. 33-63212).

                        (d) Form of Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212).

                        (e) Amended and Restated Rule 18f-3 Plan, dated September 13, 2001, is incorporated herein by reference to Exhibit 15(e) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212).

                        (f) Amended and Restated Rule 18f-3 Plan, dated June 18, 2002, is incorporated herein by reference to
                              Exhibit 15 (f) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

                        (g) Amended and Restated Rule 18f-3 Plan, dated December 10, 2002, is incorporated herein by reference to Exhibit 15 (g) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No. 33-63212).

         Exhibit 16     (a)   Code of Ethics filed as Exhibit 16(a) to
                              Post-Effective Amendment No. 24, filed on April
                              24, 2000 (File No. 33-63212), has been withdrawn.

                        (b) Amended Janus Ethics Rules filed as Exhibit 16(b) to Post-Effective Amendment No. 26, filed on June 1, 2001 (File No. 33-63212), have been withdrawn.

                        (c) Amended Janus Ethics Rules filed as Exhibit 16(c) to Post-Effective Amendment No. 27, filed on October 18, 2001 (File No. 33-63212), have been withdrawn.

                        (d) Amended Janus Ethics Rules filed as Exhibit 16(d) to Post-Effective Amendment No. 29, filed on April 29, 2002 (File No. 33-63212), have been withdrawn.

                        (e) Bay Isle Financial Code of Ethics and Statement of Policies dated March 28, 2002, is incorporated herein by reference to Exhibit 16(e) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                        (f) Enhanced Investment Technologies Code of Ethics and Statement of Personal Trading Policies dated May 1, 2002, is incorporated herein by reference to Exhibit 16(f) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                        (g) Perkins, Wolf, McDonnell and Company Code of Ethics dated April 28, 2000, is incorporated herein by reference to Exhibit 16(g) to Post-Effective Amendment No. 31, filed on December 30, 2002 (File No. 33-63212).

                        (h) Amended Janus Ethics Rules filed as Exhibit 16(h) to Post-Effective Amendment No. 32, filed on February 26, 2003 (File No. 33-63212), have been withdrawn.

                        (i) Amended Janus Ethics Rules are incorporated herein by reference to Exhibit 16(i) to Post-Effective Amendment No. 33, filed on April 30, 2003 (File No.33-63212).


         Exhibit 17 Powers of Attorney dated as of June 18, 2002 are incorporated herein by reference to Exhibit 17 to Post-Effective Amendment 31, filed on December 30, 2002 (File No. 33-63212).

ITEM 24. Persons Controlled by or Under Common Control with Registrant

         None

ITEM 25. Indemnification

         Article IX of Janus Aspen Series' Amended and Restated Trust Instrument provides for indemnification of certain persons acting on behalf of the Portfolios. In general, Trustees, officers and Advisory Board members will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Portfolios, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Portfolios. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Portfolios also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Portfolios if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees, officers and Advisory Board members.

ITEM 26. Business and Other Connections of Investment Adviser

         The only business of Janus Capital Management LLC is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, unregistered investment companies, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Trustees and Officers" in the Statements of Additional Information included in this Registration Statement. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are as follows:

Name and Principal             Adviser/Affiliated Entity Name             Position with Adviser or Affiliated Entity
------------------             ------------------------------             ------------------------------------------
Business Address
-----------------
Robin C. Beery*                Janus Capital Group Inc.                   Vice President and Chief Marketing Officer

                               Janus Capital Management LLC               Vice President and Chief Marketing Officer

                               The Janus Foundation                       President and Officer

James P. Goff*                 Janus Capital Management LLC               Vice President and Director of Research


R. Timothy Hudner*             Janus Capital Group Inc.                   Vice President and Chief Operations Officer

                               Janus Capital Management LLC               Vice President and Chief Operations Officer

                               Janus Services LLC                         President

Lars O. Soderberg*             Janus Capital Group Inc.                   Executive Vice President, Institutional
                                                                          Services

                               Janus Capital Management LLC               Executive Vice President, Institutional
                                                                          Services

                               Janus Institutional Services LLC           Executive Vice President, Institutional
                                                                          Services

                               Janus Distributors LLC                     President

Mark B. Whiston*               Janus Capital Group Inc.                   Chief Executive Officer and President

                               Janus Capital Management LLC               Chief Executive Officer and President

                               Janus Capital International LLC            Co-Chief Executive Officer and President

                               Janus International (Asia) Limited         President and Director

                               Janus International Limited                President, Director and Chairman

                               Janus Institutional Services LLC           President

                               Janus Capital Trust Management Limited     Director

                               Janus World Funds Plc                      Director

                               Janus World Principal Protected Funds      Director

                               Janus Global Funds SPC                     Board Member

Name and Principal             Subadviser/Affiliated Entity Name          Position with Subadviser or Affiliated Entity
------------------             ---------------------------------          ---------------------------------------------
Business Address
-----------------
William F. K. Schaff**         Bay Isle Financial LLC                     President and Chief Investment Officer

Gary G. Pollock**              Bay Isle Financial LLC                     Executive Vice President and Chief Operating
                                                                          Officer

Robert H. Perkins***           Perkins, Wolf, McDonnell and               President and Chief Investment Officer
                               Company, LLC

Greg E. Wolf***                Perkins, Wolf, McDonnell and               Treasurer and Chief Operating Officer
                               Company, LLC

Robert E. Fernholz****         Enhanced Investment Technologies, LLC      Director, Executive Vice President and Chief
                               (fka Enhanced Investment Technologies,     Investment Officer
                               Inc.)

Robert A. Garvy****            Enhanced Investment Technologies, LLC      Director, President and Chief Executive Officer
                               (fka Enhanced Investment Technologies,
                               Inc.)

David E. Hurley****            Enhanced Investment Technologies, LLC      Chief Operating Officer and Senior Vice
                               (fka Enhanced Investment Technologies,     President; formerly Chief Compliance Officer
                               Inc.)

* Principal address is 100 Fillmore Street, Denver, Colorado 80206-4928.
** Principal address is 475 14th Street, Suite 550, Oakland, California 94612
*** Principal address is 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604
**** Principal address is 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410

ITEM 27. Principal Underwriters

         (a) Janus Distributors LLC ("Janus Distributors") serves as principal underwriter for the Registrant, Janus Investment Fund and Janus Adviser Series.

         (b) The principal business address, positions with Janus Distributors and positions with Registrant of Thomas A. Early, Bonnie M. Howe, Kelley

                  Abbott Howes, David R. Kowalski and Loren M. Starr, officers and directors of Janus Distributors, are described under "Trustees and Officers" in the Statements of Additional Information included in this Registration Statement. The remaining principal executive officers of Janus Distributors are as follows:


                  Name                                     Position with Janus Distributors LLC
                  ----                                     ------------------------------------
                  Gregory A. Frost                         Vice President and Controller
                  Matthew R. Luoma                         Vice President and Treasurer
                  Douglas J. Laird                         Vice President
                  Lars O. Soderberg                        President

                  Messrs. Frost, Luoma, Laird and Soderberg do not hold any positions with the Registrant. Their principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

         (c)      Not Applicable.

ITEM 28. Location of Accounts and Records

         The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Management LLC and Janus Services LLC, both of which are located at 100 Fillmore Street, Denver, Colorado 80206-4928 and by State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 and Citibank, N.A., 111 Wall Street, 24th Floor, Zone 5, New York, NY 10043.

ITEM 29. Management Services

         The Registrant has no management-related service contract which is not discussed in Part A or Part B of this form.

ITEM 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 12th day of June, 2003.


                                  JANUS ASPEN SERIES


                                  By: /s/ Loren M. Starr
                                      -----------------------------------------
                                      Loren M. Starr, President and Chief
                                      Executive Officer

         Janus Aspen Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003 under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                              Title                                 Date
--------------------------         ------------------------------               -------------
/s/ Loren M. Starr                  President and Chief Executive               June 12, 2003
--------------------------          Officer (Principal Executive
Loren M. Starr                                Officer)


/s/ Anita E. Falicia                Vice President, Chief Financial             June 12, 2003
--------------------------              Officer and Treasurer
Anita E. Falicia                     (Principal Financial Officer
                                   and Principal Accounting Officer)

Thomas H. Bailey*                             Trustee                           June 12, 2003
--------------------------
Thomas H. Bailey

William F. McCalpin*                          Trustee                           June 12, 2003
--------------------------
William F. McCalpin

John W. McCarter, Jr.*                        Trustee                           June 12, 2003
--------------------------
John W. McCarter, Jr.

Dennis B. Mullen*                             Trustee                           June 12, 2003
--------------------------
Dennis B. Mullen

James T. Rothe*                               Trustee                           June 12, 2003
--------------------------
James T. Rothe

William D. Stewart*                           Trustee                           June 12, 2003
--------------------------
William D. Stewart

Martin H. Waldinger*                          Trustee                           June 12, 2003
--------------------------
Martin H. Waldinger


/s/ Thomas A. Early
--------------------------
*By      Thomas A. Early
         Attorney-in-Fact

                                INDEX OF EXHIBITS




              Exhibit Number              Exhibit Title
              --------------              -------------
              Exhibit 10                  Consent of PricewaterhouseCoopers LLP